U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2012

Date of reporting period: July 1, 2011 through June 30, 2012

Item 1. Report to Stockholders

June 30, 2012

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2012i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objectives of our government bond fund and taxable municipal bond fund are to provide a high level of taxable income derived from securities of the U.S. government and its agencies and taxable municipal securities, respectively, without incurring undue risk to principal.

This report covers the 12-month period from June 30, 2011 through June 30, 2012 (the “reporting period”). During the second half of 2011, the economy grew at a modest pace. Real gross domestic product (GDP) increased at a 1.8 percent annual rate during the third quarter of 2011 and at a 3.0 percent annual rate during the fourth quarter. Economic growth slowed during the first half of 2012 with real GDP in the first quarter of 2012 increasing at a 1.9 percent annual rate. Real GDP for the second quarter of 2012 increased at an even slower pace of 1.5 percent annually (advance estimate). Historically, the average growth rate in the United States has been around 3.5 percent. The staff at the Federal Reserve projects that real GDP will accelerate gradually through 2014, supported by accommodative monetary policy, easing credit conditions, and rising consumer and business sentiment.

Retail sales, industrial production, private spending, and business investment continued to be negatively impacted by a number of factors during the reporting period. This included ongoing concerns about Europe’s financial condition, uncertainty about the path of U.S. fiscal policy, a still-weak housing market, and tight credit conditions. On a global level, the European fiscal crisis continued to be a major source of strain for financial markets. In the U.S., uncertainty about the future path of fiscal policy and the general health of the economy has kept individuals and businesses more cautious than normal.

In the labor market, the unemployment rate remained elevated during the period under review. The seasonally adjusted national unemployment rate was 9.2 percent in June 2011 and ended the reporting period at 8.2 percent. The labor market showed some temporary signs of improvement during the second half of 2011, but then exhibited some signs of softening during the first half of 2012. The Federal Reserve has projected that the unemployment rate will remain elevated and in the range of 7.0 to 8.2 percent through 2014.

Key measures of inflation remained subdued during the twelve month period ended June 30, 2012. The Federal Reserve’s preferred inflation index, the personal consumption expenditure core price index (PCE), increased 1.8 percent on a year-over-year basis through June which is below the 2 percent target rate set by the Federal Reserve. Near-term and long-term inflation expectations have remained stable.

Against this backdrop, the Federal Open Market Committee (FOMC) took steps to provide additional monetary accommodation during the first half of 2012. In particular, the FOMC extended its pledge to keep the federal funds target rate at exceptionally low levels (currently at 0 to  1/4 percent) until late 2014 and announced a continuation of its maturity extension program through the end of the year. These monetary policies are designed to put downward pressure on long-term interest rates and help support the economy.

State and local governments continued to successfully address ongoing fiscal challenges during the reporting period. According to data compiled by The Nelson A. Rockefeller Institute of Government, state tax revenue grew by 4.7 percent in the first quarter of 2012. This was the ninth consecutive quarter that states reported growth in collections on a year-over-year basis. Overall, state tax revenues are now above prerecession levels. Preliminary data for April and May 2012 indicate that state tax revenues continued to grow, with overall collections in forty six early-reporting states increasing by approximately 5.8 percent compared to the same months of 2011. Notwithstanding this positive revenue trend, states and local governments continue to face tough choices in connection with balancing their budgets.

Local property tax revenues, however, declined by 0.9 percent in the first quarter of 2012. In contrast to states, local governments rely primarily on property taxes. Tax collections at the local level have declined as a sharp drop in housing prices has continued to negatively impact real property assessments. The decline in property tax collections is likely to persist for some time as housing prices are still declining in many jurisdictions. However, there are some preliminary signs that the housing market is nearing a bottom and that prices are stabilizing.

According to the U.S. Commerce Department, state and local government spending and investment fell at a rate of 2.1 percent in the second quarter of 2012, the eleventh consecutive quarterly drop. Local governments cut approximately 66,000 jobs in the past year. State aid, which accounts for approximately 34 percent of revenue for local governments, has also continued to decline. At the same time, pension and healthcare costs are rising despite efforts to restructure those benefits.

i

The municipal bond market exhibited strong performance during the period under review. The Barclays Capital Municipal Bond Index, which tracks investment grade municipal securities across all sectors and maturities, had a total return of 9.90 percent for the twelve month period ended June 30, 2012. By way of comparison, the Barclays U.S. Treasury Index, which tracks U.S. Treasuries across all maturities, had a total return of 9.04 percent during the same time period. Both Treasuries and municipal bonds benefited from a flight-to-safety bid as global financial markets continued to experience higher than normal levels of volatility.

Strong demand for municipal bonds coupled with little new-issue supply resulted in lower yields and higher prices for municipal bonds. The Fed’s announcement in late January that the fed funds rate would remain at “exceptionally low levels” through late 2014 led to a marked increase in demand for municipal bonds. Although the primary supply of municipal bonds actually increased on a year-over-year basis, the majority of new issuance during the last twelve months was for refunding purposes and did not add to net available bond supply. Thus, the combination of strong demand and limited supply pushed bond prices higher and yields lower. The yield on benchmark 10-year AAA rated municipal bonds ended the reporting period at approximately 1.86 percent which was near the historical low of 1.65 percent. Long-dated bonds outperformed other parts of the yield curve during the reporting period.

The municipal bond market continued to experience some “headline risk” during the review period as several cities in California elected to seek protection from their creditors in bankruptcy court. News stories about public employee pension plan liabilities and two new accounting standards adopted by the Governmental Accounting Standards Board caused some fixed-income investors to question whether governments will report materially higher unfunded liabilities in the future. Many observers believe the California municipal bankruptcy cases are fact specific situations and not necessarily indicative of more widespread credit problems in the municipal bond sector. Despite a few isolated instances of severe credit stress, the default rate for investment grade municipal bonds during the past twelve months was actually below historical averages.

The Kentucky Tax-Free Income Series provided shareholders a total return of 8.97 percent for the twelve months ended June 30, 2012. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 5.10 percent during the period under review. The Kentucky Tax-Free Income Series’ slight underperformance of the index is attributable to the index’s slightly longer duration and the expense ratio of the fund. The Kentucky Tax-Free Short-to-Medium Series holds bonds significantly shorter than the average maturity and duration of the index, which led to its relative underperformance compared with the index.

Kentucky’s economy is still recovering from the national recession that ended in June 2009. For the fiscal year that ended June 30, 2012, General Fund receipts were 3.8 percent higher than FY 2011 tax collections. This was the second consecutive year that tax collections rose following two years of decline. The positive revenue trend allowed the state to close out FY 2012 with a budget surplus. The state’s annual average unemployment rate at the end of June stood at 8.2 percent which was down from 9.6 percent a year earlier. In 2011, Kentucky had a per capita personal income (personal income divided by population) of $33,667 which ranked 47th in the nation.

The state’s appropriation supported debt was rated Aa3 by Moody’s and A+ by Standard & Poor’s as of June 30, 2012. Kentucky had net tax-supported debt per capita of $2,035 as of calendar year-end 2011, which was substantially above the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012).

The Tennessee Tax-Free Income Series provided shareholders with a total return of 8.43 percent for the twelve months ended June 30, 2012. The Tennessee Tax-Free Short-to-Medium Series had a total return of 3.74 percent for the period under review. The Tennessee Tax-Free Income Series’ slight underperformance against the index is attributable to the index’s slightly longer duration and the expense ratio of the fund. The Tennessee Tax-Free Short-to-Medium Series holds bonds significantly shorter than the average maturity and duration of the index, which led to its relative underperformance compared with the index.

Tennessee’s economy has also continued to slowly recover from the national recession. During the recession the state experienced a severe contraction in the manufacturing and construction sectors. However, both of these sectors showed continued signs of stabilization during the period under review. The state’s annual average unemployment rate at the end of June was 8.1 percent which was down from 9.4 percent a year earlier. In 2011, the state had a per capita personal income of $36,533 which ranked 36th in the nation.

Tennessee relies on a combination of a state sales tax, corporate income taxes, and the Hall income tax for its revenue. The state’s fiscal condition improved considerably during the period under review. Total state revenue collections through June (the 11th month of the state’s fiscal year) were $554 million more than budgeted and came in 5.56 percent above the total budgeted for that period. The state expects to close out FY 2012 in July with a budget surplus.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AA+ by Standard & Poor’s as of June 30, 2012. Tennessee had net tax-supported debt per capita of $343 as of calendar year-end 2011, which was substantially below the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 9.87 percent for the twelve months ended June 30, 2012. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 4.98 percent for the period under review. The North Carolina Tax-Free Income Series performed in line with the index. The North Carolina Tax-Free Short-to-Medium Series holds bonds significantly shorter than the average maturity and duration of the index, which led to its relative underperformance compared with the index.

North Carolina’s economy is also gradually recovering from the national recession. North Carolina’s recession wasn’t as severe as that experienced in many areas of the country. However, the job market contracted sharply nonetheless. Finance and manufacturing businesses account for a greater share of North Carolina’s economy than the national norm. The state’s average annual unemployment rate at the end of June was 9.4 percent which was down from 10.6 percent a year earlier. North Carolina has recovered or replaced about 35 percent of the jobs lost in the recession. Fortunately, North Carolina’s real estate markets avoided much of the speculative fever that plagued other jurisdictions so real estate prices have remained relatively stable throughout the state. In 2011, North Carolina had a per capita personal income of $36,164 which ranked 38th in the nation.

North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2012. North Carolina had net tax-supported debt per capita of $815 as of calendar year-end 201,1 which was below the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012).

The Alabama Tax-Free Income Series provided shareholders with a total return of 9.78 percent for the twelve months ended June 30, 2012. During the review period, the Alabama Tax-Free Income Series performed in line with the index.

Alabama’s economy didn’t contract as sharply as the national economy but the state’s recovery has lagged the pace of the national recovery. Durable manufacturing (motor vehicles) and retail trade, together with government activities, account for a bigger share of Alabama’s economy than the national average. Alabama is home to a number of large automobile manufacturing plants which are helping support the economy. Alabama’s relatively small energy sector (oil and gas drilling and coal production) has also helped the state’s economy rebound.

Alabama’s job market contracted more sharply than the national economy but has showed signs of stabilization. The state’s average annual unemployment rate at the end of June stood at 7.8 percent which was down from 9.3 percent a year earlier. In 2011, Alabama had a per capita personal income of $34,650 which ranked 42nd in the nation.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2012. Alabama had net tax-supported debt per capita of $839 as of calendar year-end 2011, which was lower than the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012).

The Mississippi Tax-Free Income Series had a total return of 9.87 percent for the twelve month period ended June 30, 2012. During the reporting period, the Mississippi Tax-Free Income Series performed in line with the index.

Mississippi’s economy is dominated by manufacturing and service industries which were hit hard by the national recession. During the review period, the state’s economy continued to grow but at a slightly slower pace than the national economy. Overall, state General Fund revenues for FY 2012 were up over 5 percent in FY 2012 over the same period in FY 2011. Several new projects announced in 2011 continue to bolster the state’s economy with Chevron’s $1.4 billion expansion of its Pascagoula facilities leading the way.

The state’s average annual unemployment rate at the end of June was 8.8 percent which was down from 10.8 percent a year earlier. In 2011, Mississippi had a per capita personal income of $32,176 which ranked last in the nation.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2012. Mississippi has net tax-supported debt per capita of $1,734 as of calendar year-end 2011, which was higher than the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012).

The Intermediate Government Bond Series had a total return of 9.83 percent for the twelve months ended June 30, 2012. The Barclays Capital U.S. Intermediate Government Bond Index had a total return of 5.01 percent for the one year period ended June 30, 2012. The fund’s average duration and maturity is longer than that of the index, and the fund primarily holds non-callable bonds. During the reporting period, longer bonds without call features dramatically outperformed shorter/callable bonds, leading to the relative outperformance of the fund as compared to the index.

The Taxable Municipal Bond Series had a total return of 17.77 percent for the twelve month period ended June 30, 2012. The Barclays Capital Municipal Bond Taxable Index had a total return of 18.819 percent for the same period. The Taxable Municipal Bond Series performed in line with the index.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Barclays Capital Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2012. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Tennessee Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	2.39%
Aa/AA	72.10%
A	20.18%
Baa/BBB	3.11%
Not Rated	2.22%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	45.03%
General Obligation	12.22%
Municipal Utility Revenue	11.31%
University Consolidated Education and Building Revenue	7.71%
Hospital and Healthcare Revenue	7.50%
State and Local Mortgage Revenue	6.30%
Lease Revenue	2.86%
Prerefunded	2.85%
Escrowed to Maturity	1.93%
Industrial Revenue	0.97%
Public Facilities Revenue	0.55%
Other Assets Less Liabilities	0.77%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	18.48%
Aa/AA	65.79%
A	13.62%
Baa/BBB	2.11%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	45.13%
General Obligation	18.33%
Prerefunded	15.77%
Lease Revenue	6.00%
Municipal Utility Revenue	5.34%
State and Local Mortgage Revenue	4.50%
Public Facilities Revenue	3.85%
Other Assets Less Liabilities	1.08%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	3.74%
Aa/AA	74.25%
A	20.62%
Baa/BBB	1.39%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	45.47%
Certificates of Participation	15.52%
Hospital and Healthcare Revenue	8.73%
University Consolidated Education and Building Revenue	8.33%
Public Facilities Revenue	6.66%
Lease Revenue	6.12%
Municipal Utility Revenue	4.13%
General Obligation	2.64%
Prerefunded	1.62%
Other Assets Less Liabilities	0.78%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	19.10%
Aa/AA	59.11%
A	20.10%
Not Rated	1.69%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	52.93%
Certificates of Participation	18.81%
Municipal Utility Revenue	9.45%
Prerefunded	5.45%
Hospital and Healthcare Revenue	3.60%
Public Facilities Revenue	3.03%
University Consolidated Education and Building Revenue	2.79%
Lease Revenue	1.04%
State and Local Mortgage Revenue	1.00%
General Obligation	0.53%
Other Assets Less Liabilities	1.37%

100.00%

v

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Kentucky Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	9.16%
Aa/AA	81.32%
A	3.52%
Baa/BBB	4.95%
Not Rated	1.05%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	49.82%
Prerefunded	11.34%
Lease Revenue	10.67%
Turnpikes and Toll Roads Revenue	7.74%
Municipal Utility Revenue	5.93%
Hospital and Healthcare Revenue	3.63%
Escrowed to Maturity	3.62%
State and Local Mortgage Revenue	3.49%
University Consolidated Education and Building Revenue	1.62%
Public Facilities Revenue	0.74%
General Obligation	0.12%
Other Assets Less Liabilities	1.28%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	13.03%
Aa/AA	81.34%
A	4.54%
Baa/BBB	1.09%
Not Rated	0.00%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	73.86%
Lease Revenue	12.77%
Municipal Utility Revenue	3.11%
State and Local Mortgage Revenue	2.61%
Hospital and Healthcare Revenue	2.16%
Turnpikes and Toll Roads Revenue	1.11%
Prerefunded	1.07%
Certificates of Participation	0.86%
University Consolidated Education and Building Revenue	0.56%
Public Facilities Revenue	0.12%
Other Assets Less Liabilities	1.77%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	6.18%
Aa/AA	71.60%
A	15.50%
Baa/BBB	1.14%
Not Rated	5.58%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	68.99%
University Consolidated Education and Building Revenue	8.82%
General Obligation	7.91%
Municipal Utility Revenue	5.05%
Lease Revenue	3.03%
Prerefunded	2.61%
Escrowed to Maturity	1.53%
Public Facilities Revenue	0.44%
Industrial Revenue	0.11%
Other Assets Less Liabilities	1.51%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	9.81%
Aa/AA	73.64%
A	12.75%
Baa/BBB	2.72%
Not Rated	1.08%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	60.94%
University Consolidated Education and Building Revenue	12.97%
General Obligation	7.42%
Prerefunded	6.11%
Public Facilities Revenue	4.25%
Turnpikes and Toll Roads Revenue	3.12%
Lease Revenue	3.10%
Escrowed to Maturity	0.42%
Other Assets Less Liabilities	1.67%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	59.82%
Federal Home Loan Bank	27.36%
Federal Home Loan Mortgage	5.53%
Student Loan Marketing Association	3.89%
Other Assets Less Liabilities	3.40%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY (reflects highest credit rating)	% of Net Assets at Fair Value
Aaa/AAA	0.00%
Aa/AA	92.32%
A	7.68%

100.00%

COMPOSITION
% of Net Assets
Insured Municipal	22.06%
General Obligation	18.44%
Certificates of Participation	17.92%
Lease Revenue	14.93%
Municipal Utility Revenue	11.22%
Public Facilities Revenue	5.97%
University Consolidated Education and Building Revenue	3.92%
Turnpikes and Toll Roads Revenue	2.15%
State and Local Mortgage Revenue	1.98%
Other Assets Less Liabilities	1.41%

100.00%

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

x

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note that all legacy Lehman Brothers benchmark indices were rebranded as Barclays Capital (“BarCap”) indices in November 2008.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
68.99% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$76,193
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	175,000	185,311
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AA-*	500,000	513,005
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	101,053
AL State University Revenue General Tuition and Fee	5.250	09/01/2034	Aa3/AA-*	75,000	83,408
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR	50,000	50,029
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	170,995
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	130,454
Albertville AL Warrants	5.000	02/01/2035	AA-*	110,000	122,365
Anniston AL Public Building Authority	5.000	03/01/2032	Aa3/AA-*	400,000	443,892
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	275,696
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2032	Aa2/AA-*	45,000	49,460
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2027	Aa2/AA-*	300,000	331,887
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2033	Aa2/AA-*	420,000	456,158
Auburn University AL General Fee Revenue — Series A	5.000	06/01/2038	Aa2/AA-*	600,000	644,562
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	318,163
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA-*	250,000	281,180
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	Aa3/AA-*/A-@	150,000	163,739
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	195,722
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA-*	400,000	431,416
Cullman County AL Water Revenue	5.000	05/01/2021	Baa2/A+*	125,000	133,970
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	274,050
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AA-*	190,000	203,163
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	52,468
Enterprise AL Warrants General Obligation	5.000	10/01/2019	NR	55,000	58,394
Enterprise AL Warrants General Obligation	5.000	10/01/2023	NR	450,000	470,866
Huntsville AL Health Care Authority — Series A	5.000	06/01/2024	A1/BBB*	100,000	105,209
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	406,260
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	186,872
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	326,205
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA-*	450,000	484,475
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	76,313
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	286,151
Lowndes County AL Warrants	5.250	02/01/2037	Aa3/AA-*	250,000	270,660
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA-*	100,000	111,325
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA-*	285,000	315,267
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA-*	505,000	547,257
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Ba2	35,000	35,414
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AA-*/AA-@	200,000	215,516
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa1/AAA*	250,000	279,538
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	191,503
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	184,272
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	102,974
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,696
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	258,600
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA-*	375,000	413,963
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA-*	250,000	274,148
Oxford AL Warrants — Series A	5.000	10/01/2036	Aa2	50,000	52,654
Phenix City AL Schools Warrants — Series B	5.000	08/01/2024	A+*	200,000	217,381
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AA-*/AA-@	90,000	98,864
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AA-*	50,000	51,052
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	329,592
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	100,327
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	Aa3/AA-*	75,000	83,724
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	Aa3/AA-*	225,000	248,319
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	86,369

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Tuscaloosa AL Warrants	5.000%	01/01/2030	Aa1/AA+*	$150,000	$157,040
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AA-*	250,000	292,758
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AA-*	495,000	583,511
University of AL General Revenue — Series A	5.000	07/01/2032	Aa2/AA-*/AA+@	500,000	552,990
University of AL General Revenue — Series A	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	366,660
University of AL General Revenue — Series A	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	361,422
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	117,935
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	603,086
University of South AL University Revenues Facilities	4.750	08/01/2033	Aa1/AA+*	100,000	106,516
West Morgan East Lawrence AL Water & Sewer Revenue	4.750	08/15/2030	AA-*	75,000	81,635

					15,807,052
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.82% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa1/AA*	100,000	114,566
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	730,758
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	145,724
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	58,185
Auburn University General Fee Revenue — Series A	5.000	06/01/2036	Aa2/AA-*	150,000	168,210
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Ba2	120,000	120,544
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	681,937

					2,019,924
GENERAL OBLIGATION BONDS
7.91% of Net Assets
AL State — Series A	4.625	09/01/2022	Aa1/AA*	100,000	102,420
Mobile AL Refunding Warrants — Series A	5.000	02/15/2027	Aa2/AA-*	335,000	373,280
Montgomery AL Warrants — Series A	5.000	02/01/2030	Aa2/AA+*	300,000	338,271
Montgomery AL Warrants — Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA+*	80,000	89,352
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	171,510
Scottsboro AL Warrants	5.000	07/01/2028	A+*	250,000	277,120
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	104,660
Tuscaloosa AL Warrants — Series A	5.000	10/15/2034	Aa1/AA+*	175,000	191,538
Tuscaloosa AL Warrants — Series A	5.125	01/01/2039	Aa1/AA+*	150,000	163,707

					1,811,858
MUNICIPAL UTILITY REVENUE BONDS
5.05% of Net Assets
Birmingham AL Waterworks Board Water Revenue — Series A	5.000	01/01/2026	Aa2/AA-*	80,000	89,574
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	501,519
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	487,048
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	78,306

					1,156,447
LEASE REVENUE BONDS
3.03% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	138,466
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	56,206
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	226,180
University of Alabama General Revenue — Series A	5.000	07/01/2034	Aa2/AA-*	250,000	272,980

					693,832
PREREFUNDED BONDS
2.61% of Net Assets
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	492,876
Gadsden AL Warrants — Series B	4.600	08/01/2022	NR	100,000	105,610

					598,486
ESCROWED TO MATURITY BONDS
1.53% of Net Assets
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AA-*	300,000	351,150

					351,150

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
.44% of Net Assets
Sumter County AL Limited Obligation School Warrants	5.200%	02/01/2039	A*	$95,000	$99,912

					99,912
INDUSTRIAL REVENUE BONDS
.11% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A*	25,000	25,028

					25,028

Total Investments (cost $21,221,868)(See (a) below for further explanation) 98.49% of Net Assets					$22,563,689

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,369,303
Unrealized depreciation	(27,482)

Net unrealized appreciation	$1,341,821

Other Information

The following is a summary of the inputs used, as of June 30, 2012 involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	22,563,689
Level 3	Significant Unobservable Inputs	—

$22,563,689

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $21,221,868)		$22,563,689
Cash		161,126
Interest receivable		306,606

Total assets		23,031,421
LIABILITIES:
Payable for:
Distributions to shareholders	98,459
Fund shares redeemed	2,968
Investment advisory fee	7,409
Transfer agent fee	3,497
Trustees fees	61
Accrued expenses	8,144

Total liabilities		120,538

NET ASSETS:
Capital		21,552,869
Accumulated net investment income		427
Net accumulated realized gain on investment transactions		15,766
Net unrealized appreciation in value of investments		1,341,821

Net assets at value		$22,910,883

NET ASSET VALUE, offering price and redemption price per share ($22,910,883 -:- 1,846,465 shares outstanding; unlimited number of shares authorized; no par value)		$12.41

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$930,380

Expenses:
Investment advisory fee	108,756
Transfer agent fee	32,995
Custodian expense	6,642
Professional fees	1,459
Trustees fees	3,013
Other expenses	18,354

Total expenses	171,219
Fees waived by Adviser	(22,407)
Custodian expense reduction	(84)

Net expenses	148,728

Net investment income	781,652

Realized and unrealized gain/(loss) on investments:
Net realized gain	64,847
Net change in unrealized appreciation/depreciation	1,168,601

Net realized and unrealized gain on investments	1,233,448

Net increase in net assets resulting from operations	$2,015,100

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$781,652	$774,546
Net realized gain on investments	64,847	29,066
Net change in unrealized appreciation/depreciation	1,168,601	(138,138)

Net increase in net assets resulting from operations	2,015,100	665,474
Distributions from net investment income	(781,225)	(774,546)
Distributions from capital gains	(12,037)	—
Net fund share transactions (Note 4)	454,495	1,490,590

Total increase	1,676,333	1,381,518
Net assets:
Beginning of year	21,234,550	19,853,032

End of year	$22,910,883	$21,234,550

Accumulated Net Investment Income	$427	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.72	$11.77	$11.40	$11.43	$11.59

Income from investment operations:
Net investment income	0.44	0.45	0.46	0.46	0.46
Net gains/(losses) on securities, both realized and unrealized	0.70	(0.05)	0.37	(0.03)	(0.14)

Total from investment operations	1.14	0.40	0.83	0.43	0.32
Less distributions:
Distributions from net investment income	(0.44)	(0.45)	(0.46)	(0.46)	(0.46)
Distributions from capital gains	(0.01)	—	—	—	(0.02)

Total distributions	(0.45)	(0.45)	(0.46)	(0.46)	(0.48)

Net asset value, end of year	$12.41	$11.72	$11.77	$11.40	$11.43

Total return	9.81%	3.45%	7.40%	3.95%	2.84%
Net assets, end of year (in thousands)	$22,911	$21,235	$19,853	$14,262	$13,537
Ratio of net expenses to average net assets (a)	0.68%	0.60%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets	3.59%	3.83%	3.94%	4.14%	4.00%
Portfolio turnover	7.80%	4.70%	15.73%	14.06%	8.46%

(a)	Percentages are after expenses waived by Adviser and Custodian. No recovery of these waivers and reductions will be sought. Expenses waived by Adviser and Custodian were: .10 and 0% for 2012;.18% and 0% for 2011; .33% and 0% for 2010; .37% and .03% for 2009; and .35% and .04% for 2008, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
49.82% of Net Assets
Boone County KY Pollution Control Revenue — Dayton Power	4.700%	01/01/2028	A3/BBB+*	$6,195,000	$6,364,371
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	Aa3/AA-*	5,330,000	5,655,930
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,850,098
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,717,367
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,734,784
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,936,940
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	12,315,857
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,075,717
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,672,477
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,954,453
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	Baa2/BBB*	425,000	425,621
Greater KY Housing Assistance Corporation — Northside Apts	6.200	02/01/2025	AA+*	3,320,000	3,322,922
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,339,325
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa2/BBB*	8,675,000	8,677,342
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA-*	3,770,000	4,073,711
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA-*	2,500,000	2,704,325
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA-*	7,545,000	8,095,785
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA-*	5,025,000	5,472,979
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2017	Baa2/BBB*/A-@	1,410,000	1,411,692
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,227,130
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*/AA-@	2,000,000	2,177,460
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/AA-@	5,600,000	6,037,080
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/AA-@	5,880,000	6,328,820
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/AA-@	1,000,000	1,080,340
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa2/AA*/AA-@	1,765,000	2,168,956
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	5,445,000	6,220,804
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,918,788
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,901,719
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2024	Aa2/AA-*	7,405,000	8,135,948
KY Asset Liability Commission University of KY Project Notes	5.000	10/01/2025	Aa2/AA-*	3,700,000	4,046,801
KY Economic Development Finance Authority — Christian Care	5.375	11/20/2035	AA+*	1,905,000	2,019,605
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,023,570
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,595,360
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	976,477
KY Housing Corporation	5.750	07/01/2039	Aaa/AAA*	505,000	531,533
KY State Property & Building #93	5.250	02/01/2025	Aa3/AA-*/AA-@	7,250,000	8,311,763
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA-*/AA-@	500,000	550,945
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA-*/AA-@	10,000,000	11,323,000
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA-*/AA-@	500,000	554,635
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA-*/AA-@	22,390,000	25,266,667
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/AA-@	1,400,000	1,773,408
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/AA-@	3,000,000	3,426,810
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	5,000,000	5,928,350
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/AA-@	17,750,000	21,328,400
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/AA-@	24,220,000	29,974,188
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	10,000,000	12,113,100
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*/AA-@	310,000	379,713
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/AA-@	17,500,000	21,502,250
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/AA-@	1,665,000	1,852,079
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/AA-@	5,175,000	5,729,915
KY State Property & Building #87	5.000	03/01/2025	Aa3/A+*/AA-@	14,835,000	16,240,765
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*/AA-@	8,230,000	8,987,242
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*/AA-@	10,290,000	11,152,405
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/AA-@	5,800,000	6,279,196
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA-*/AA-@	5,000,000	5,637,700
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA-*/AA-@	13,390,000	14,998,808

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY State Property & Building #89	5.000%	11/01/2027	Aa3/AA-*/AA-@	$4,900,000	$5,470,654
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*/AA-@	2,940,000	3,534,027
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*/AA-@	1,000,000	1,228,980
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/AA-@	1,720,000	1,811,246
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/AA-@	2,385,000	2,502,986
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/AA-@	3,560,000	3,738,605
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/AA-@	3,930,000	4,109,955
KY State Turnpike Economic Development	5.000	07/01/2022	Aa2/AA+*/AA-@	1,625,000	1,793,041
KY State Turnpike Economic Development	5.000	07/01/2023	Aa2/AA+*/AA-@	4,325,000	4,766,842
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*/AA-@	3,770,000	4,139,988
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	2,000,000	2,184,560
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,720,000	5,279,838
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,334,274
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,075,230
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,625,155
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,576,999
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,918,277
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,121,980
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	1,230,000	1,242,804
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2038	Aa3/AA*/AA-@	12,500,000	13,295,750
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,890,260
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AA*/AA-@	2,855,000	3,168,650
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*/AA-@	2,990,000	3,280,060
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*/AA-@	3,135,000	3,425,206
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,285,000	3,560,118
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	14,000,000	15,107,260
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*	5,185,000	5,950,410
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AA-*	2,340,000	2,425,783
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AA-*	2,250,000	2,326,928
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AA-*	1,490,000	1,540,868
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,130,526
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,406,303
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,472,476
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,854,070
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,161,076
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,144,240
Owensboro Water Revenue	5.000	09/15/2025	Aa3	545,000	613,888
Pike County KY Mortgage Revenue — Phelps Regional Health	5.350	09/20/2012	NR	5,000	5,006
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,223,202

					492,940,947
PREREFUNDED BONDS
11.34% of Net Assets
Ballard County KY School District Finance Corporation	5.000	06/01/2020	Aa3	1,240,000	1,349,095
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,363,853
Boone County KY Public Property Corporation — Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,782,253
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,410,252
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,621,554
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3	2,440,000	2,645,131
Daviess County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,255,231
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AA*	4,100,000	4,216,932
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA*	6,985,000	7,848,136
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA*	7,340,000	8,247,004
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,410,948
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,856,938
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	5,074,494
KY State Property & Building #73	5.000	11/01/2021	Aa2/AA-*/AA-@	1,000,000	1,016,250
KY State Property & Building #73	5.000	11/01/2019	Aa2/AA-*/AA-@	1,360,000	1,382,100
KY State Property & Building #73	5.000	11/01/2020	Aa2/AA-*/AA-@	3,255,000	3,307,894

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY State Property & Building #85	5.000%	08/01/2020	Aa2/AA-*	$5,760,000	$6,534,432
KY State Property & Building #85	5.000	08/01/2022	Aa2/AA-*	8,200,000	9,302,490
KY State Property & Building #85	5.000	08/01/2024	Aa2/AA-*	8,300,000	9,415,935
KY State Property & Building #85	5.000	08/01/2025	Aa2/AA-*	2,500,000	2,836,125
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,907,623
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,909,772
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	2,100,207
Louisville & Jefferson Metropolitan Health — St Mary’s	6.125	02/01/2037	Aaa/A-*	1,300,000	1,661,244
Louisville KY General Obligation — Series A	5.000	10/01/2020	Aa1/AA+*	4,165,000	4,213,272
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,520,918
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,200,417
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3	1,130,000	1,166,036
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3	2,505,000	2,583,732
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,971,308
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,090,110

					112,201,686
LEASE REVENUE BONDS
10.67% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	960,532
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	A1	415,000	415,029
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa2/AA*	3,705,000	4,246,819
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,927,243
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	500,189
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	518,293
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,596,673
KY Area Development Districts Financing Lease — Ewing	4.700	06/01/2024	NR	2,625,000	2,730,026
KY Asset Liability Project	5.000	09/01/2021	Aa2/AA*/AA-@	1,570,000	1,898,413
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*/AA-@	3,500,000	4,191,600
KY Association of Counties	5.000	02/01/2030	A+*	625,000	686,369
KY Association of Counties	5.000	02/01/2032	A+*	1,000,000	1,083,580
KY Association of Counties	5.000	02/01/2035	A+*	995,000	1,066,700
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,923,875
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,327,100
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/AA-@	1,110,000	1,278,753
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/AA-@	4,000,000	4,570,600
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/AA-@	2,500,000	2,841,825
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/AA-@	7,980,000	9,017,480
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/AA-@	5,100,000	5,733,215
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/AA-@	1,355,000	1,509,645
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/AA-@	1,200,000	1,394,160
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/AA-@	24,805,000	28,297,792
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/AA-@	5,000,000	5,601,650
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/AA-@	2,505,000	2,993,400
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A+@	210,000	237,699
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/AA-@	5,000,000	5,466,100
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,432,870
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	556,520
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,627,174

					105,631,324
TURNPIKES AND TOLL ROAD BONDS
7.74% of Net Assets
KY State Turnpike Economic Development	5.000	07/01/2020	Aa2/AA+*/AA-@	1,000,000	1,182,000
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*/AA-@	3,225,000	3,668,146
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	9,530,000	10,799,681
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*/AA-@	2,460,000	2,742,851
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*/AA-@	4,440,000	5,084,777
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*/AA-@	3,080,000	3,520,933
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	10,035,000	11,369,053

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

KY State Turnpike Economic Development	5.000%	07/01/2025	Aa2/AA+*/AA-@	$3,775,000	$4,491,533
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	5,165,000	5,997,030
KY State Turnpike Economic Development	5.000	07/01/2030	Aa2/AA+*/AA-@	1,845,000	2,129,573
KY State Turnpike Economic Development	5.000	07/01/2030	Aa2/AA+*/AA-@	1,465,000	1,708,366
KY State Turnpike Economic Development	5.000	07/01/2031	Aa2/AA+*/AA-@	9,350,000	10,859,371
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*/AA-@	2,500,000	2,931,750
KY State Turnpike Economic Development	5.000	07/01/2032	Aa2/AA+*/AA-@	8,755,000	10,127,609

					76,612,673
MUNICIPAL UTILITY REVENUE BONDS
5.93% of Net Assets
KY Rural Water Financial Corporation	5.375	02/01/2020	A+*	1,045,000	1,057,080
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	525,000	575,180
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,440,893
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,937,025
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	23,380,000	26,301,331
Louisville & Jefferson County KY Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,250,240
Louisville & Jefferson County KY Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	12,004,496
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,009,099
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,163,750
Northern KY Water District	5.000	02/01/2027	Aa3	4,315,000	4,974,979

					58,714,073
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.63% of Net Assets
KY Development Finance Authority — Kings Daughters	5.000	02/01/2030	A1/A+*/A+@	4,000,000	4,208,600
KY Development Finance Authority — Baptist Heathcare	5.375	08/15/2024	A1/AA-@	1,205,000	1,366,940
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	A1/AA-@	4,855,000	5,459,205
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,500,000	2,605,124
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	Aa2/AA*/AA@	2,410,000	2,637,263
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	Aa2/AA*/AA@	1,000,000	1,116,800
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	Aa2/AA*/AA@	2,750,000	3,056,625
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA-*/AA-@	2,750,000	2,989,910
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA-*/AA-@	2,560,000	2,791,040
KY Development Finance Authority — Catholic Health	5.125	10/01/2021	A1/AA-*/AA-@	1,000,000	1,011,010
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	575,000	590,910
Louisville & Jefferson County Metropolitan Health — Norton	5.000	10/01/2030	A-*/A-@	2,000,000	2,078,220
Louisville & Jefferson County Metropolitan Health — Norton	5.250	10/01/2036	A-*/A-@	3,460,000	3,570,028
Pike County KY Mortgage Revenue — Phelps Regional Health	5.650	09/20/2027	NR	2,435,000	2,436,851

					35,918,526
ESCROWED TO MATURITY BONDS
3.62% of Net Assets
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2017	BBB*	3,980,000	4,267,038
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2018	BBB*	29,605,000	31,543,239

					35,810,277
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.49% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,495,792
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	3,470,000	3,502,514
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,304,797
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,613,147
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,287,964
KY Housing Corporation	5.375	07/01/2033	Aaa/AAA*	4,175,000	4,485,996
KY Housing Corporation	5.450	07/01/2038	Aaa/AAA*	3,060,000	3,201,862
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,090,140
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,384,480
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,480,000	2,608,562
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	510,000	526,478

					34,501,732

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.62% of Net Assets
Berea KY Educational Facilities Revenue	4.125%	06/01/2022	Aaa	$2,190,000	$2,227,427
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,492,109
Louisville & Jefferson County — Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,544,483
University of Louisville General Receipts	5.000	09/01/2029	Aa2/AA-*	2,280,000	2,633,286
University of Louisville General Receipts	5.000	09/01/2030	Aa2/AA-*	440,000	505,520
University of Louisville General Receipts	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,937,691
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,722,180

					16,062,696
PUBLIC FACILITIES REVENUE BONDS
.74% of Net Assets
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	746,113
Louisville & Jefferson County KY Parking Authority	5.750	12/01/2034	Aa2/AA*	2,750,000	3,275,992
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,281,423

					7,303,528
GENERAL OBLIGATION BONDS
.12% of Net Assets
KY Bond Corporation Finance Program	5.500	02/01/2031	A+*	1,115,000	1,231,250

					1,231,250

Total Investments (cost $907,636,311)(See (a) below for further explanation) 98.72% of Net Assets					$976,928,712

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$69,875,628
Unrealized depreciation	(583,227)

Net unrealized appreciation	$69,292,401

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	976,928,712
Level 3	Significant Unobservable Inputs	—

$976,928,712

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $907,636,311)		$976,928,712
Cash		3,578,886
Receivable for fund shares sold		315,755
Interest receivable		12,777,186

Total assets		993,600,539
LIABILITIES:
Payable for:
Distributions to shareholders	3,484,260
Fund shares redeemed	90,222
Investment advisory fee	303,503
Transfer agent fee	99,384
Trustees fees	36,155
Accrued expenses	183,047

Total liabilities		4,196,571

NET ASSETS:
Capital		919,985,045
Accumulated net investment income		47,479
Net accumulated realized gain on investment transactions		79,043
Net unrealized appreciation in value of investments		69,292,401

Net assets at value		$989,403,968

NET ASSET VALUE, offering price and redemption price per share ($989,403,968 -:-123,779,261 shares outstanding; unlimited number of shares authorized; no par value)		$7.99

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$39,576,092

Expenses:
Investment advisory fee	3,595,920
Transfer agent fee	1,168,064
Custodian expense	112,719
Professional fees	229,189
Trustees fees	131,585
Other expenses	189,554

Total expenses	5,427,031
Custodian expense reduction	(3,626)

Net expenses	5,423,405

Net investment income	34,152,687

Realized and unrealized gain/(loss) on investments:
Net realized gain	714,806
Net change in unrealized appreciation/depreciation	45,703,274

Net realized and unrealized loss on investments	46,418,080

Net increase in net assets resulting from operations	$80,570,767

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$34,152,687	$33,202,621
Net realized gain on investments	714,806	4,995,471
Net change in unrealized appreciation/depreciation	45,703,274	(6,910,375)

Net increase in net assets resulting from operations	80,570,767	31,287,717
Distributions from net investment income	(34,105,208)	(33,202,621)
Distributions from capital gains	(3,744,261)	(2,195,987)
Net fund share transactions (Note 4)	50,057,645	17,839,034

Total increase	92,778,943	13,728,143
Net assets:
Beginning of year	896,625,025	882,896,882

End of year	$989,403,968	$896,625,025

Accumulated net investment income	$47,479	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009		2008
Net asset value, beginning of year	$7.63	$7.67	$7.49	$7.39		$7.43

Income from investment operations:
Net investment income	0.28	0.29	0.29	0.29		0.29
Net gains/(losses) on securities, both realized and unrealized	0.39	(0.02)	0.20	0.11		(0.04)

Total from investment operations	0.67	0.27	0.49	0.40		0.25
Less distributions:
Distributions from net investment income	(0.28)	(0.29)	(0.29)	(0.29)		(0.29)
Distributions from capital gains	(0.03)	(0.02)	(0.02)	(0.01	)(b)	—

Total distributions	(0.31)	(0.31)	(0.31)	(0.30)		(0.29)

Net asset value, end of year	$7.99	$7.63	$7.67	$7.49		$7.39

Total return	8.97%	3.57%	6.58%	5.65%		3.47%
Net assets, end of year (in thousands)	$989,404	$896,625	$882,897	$788,923		$734,613
Ratio of net expenses to average net assets (a)	0.57%	0.58%	0.58%	0.58%		0.58%
Ratio of net investment income to average net assets	3.60%	3.78%	3.81%	3.99%		3.94%
Portfolio turnover	8.39%	11.42%	4.76%	6.09%		5.69%

(a)	Percentages are after custodian reduction for which no recovery will be sought. Percentages before custodian reduction were: .57% for 2012; .58% for 2011; .58% for 2010; .58% for 2009; and .58% for 2008.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
73.86% of Net Assets
Boone County School District Finance Corporation	4.000%	08/01/2018	Aa3	$145,000	$156,997
Bourbon County Public Project	3.800	02/01/2019	Aa3	260,000	284,123
Bowling Green General Obligation — Series A	4.000	06/01/2016	Aa2	375,000	397,395
Boyle County Centre College	5.000	06/01/2018	Aa3/AA-*	200,000	232,576
Boyle County Centre College	5.000	06/01/2020	Aa3/AA-*	150,000	170,013
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	302,736
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	160,952
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	960,155
Christian County School District Finance Corporation	4.000	08/01/2019	Aa3	720,000	768,269
Clay County School District Finance Corporation	3.750	06/01/2017	Aa3	210,000	223,892
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	333,558
Fayette County KY School District Finance Corporation	4.000	06/01/2019	Aa2/AA*	140,000	150,611
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,552,098
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA-*	200,000	236,096
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA-*	175,000	196,616
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	106,497
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/AA-@	1,000,000	1,110,170
KY Asset Liability Project Notes	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,219,380
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	275,000	310,731
KY Asset Liability Project Notes	4.500	09/01/2016	Aa2/AA*/AA-@	175,000	200,970
KY Asset Liability Project Notes	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,785,000
KY Asset Liability Projects — Federal Highway	4.200	09/01/2018	Aa2/AA*/AA-@	1,500,000	1,692,825
KY Asset Liability	4.300	09/01/2019	Aa2/AA*/AA-@	1,400,000	1,575,770
KY Asset Liability Commission University of Kentucky Project	5.000	10/01/2019	Aa2/AA-*	320,000	375,507
KY Asset Liability — University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	110,484
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,418,363
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,922,935
KY Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	500,000	547,520
KY Economic Development Finance Authority — Norton Health	6.000	10/01/2018	Baa2/BBB*	560,000	589,120
KY Rural Water Finance Corporation	3.625	02/01/2016	Baa2/A+*	350,000	359,279
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa2/A+*	300,000	308,574
KY Rural Water Finance Corporation	4.500	08/01/2021	Baa2/A+*	100,000	108,255
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	1,000,000	1,211,310
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA-*/AA-@	200,000	237,626
KY State Property & Building #87	5.000	03/01/2017	Aa3/A+*/AA-@	850,000	993,361
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/AA-@	4,500,000	5,082,030
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA-*/AA-@	2,525,000	2,868,703
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA-*/AA-@	1,260,000	1,509,883
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA-*/AA-@	835,000	939,049
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/AA-@	1,000,000	1,099,560
KY State Property & Building #88	5.000	11/01/2015	Aa3/A+*/AA-@	955,000	1,083,151
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/AA-@	190,000	228,857
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/AA-@	1,415,000	1,735,766
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/AA-@	775,000	903,821
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/AA-@	100,000	118,567
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	2,118,655
KY State Property & Building #89	5.000	11/01/2014	Aa3/AA-*/AA-@	2,000,000	2,199,120
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA-*/AA-@	2,230,000	2,526,099
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA-*/AA-@	100,000	112,156
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA-*/AA-@	200,000	235,025
KY State Turnpike Authority Economic Development	5.000	07/01/2019	AA2/AA+*/AA-@	2,250,000	2,511,540
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,983,616
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,689,426
Lexington-Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	202,545
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,393,618
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2016	Aa3/AA*/AA-@	500,000	559,465

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Louisville & Jefferson Metropolitian Sewer	5.000%	05/15/2016	Aa3/AA*	$100,000	$115,755
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	318,138
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,907,544
Paducah Electric Plant	3.000	10/01/2014	Aa3/A-@	750,000	789,390
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	844,817
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,459,928
Warren County KY School District Finance Corporation	4.000	04/01/2018	Aa3	725,000	816,893
Western Kentucky University	3.000	09/01/2014	Aa3/AA-*	1,000,000	1,044,400
Western Kentucky University	4.000	09/01/2017	Aa3/AA-*	2,145,000	2,419,989

					66,127,270
LEASE REVENUE BONDS
12.77% of Net Assets
Bullitt County KY School District Finance Corporation	4.100	10/01/2018	Aa3	165,000	174,777
Daviess County School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	112,223
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	193,883
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	209,621
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	216,574
KY Association of Counties	4.250	02/01/2017	A+*	500,000	553,945
KY Association of Counties	4.000	02/01/2018	A+*	115,000	126,654
KY Association of Counties	4.250	02/01/2019	A+*	255,000	287,729
KY Asset Liability Comission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA-*	150,000	167,810
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,243,906
KY State Property & Building #94	5.000	05/01/2014	Aa2/A+*/AA-@	1,000,000	1,077,450
KY State Property & Building #94	5.000	05/01/2015	Aa2/A+*/AA-@	1,245,000	1,386,619
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/AA-@	500,000	584,940
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/AA-@	510,000	609,736
KY State Property & Building #87	5.000	03/01/2018	Aa3/A+*/AA-@	100,000	115,244
KY State Property & Building	5.000	11/01/2015	Aa3/A+*/AA-@	250,000	283,635
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/AA-@	250,000	300,038
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/AA-@	345,000	404,751
KY State Property & Building	5.000	11/01/2014	Aa3/A+*/AA-@	250,000	274,890
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/AA-@	500,000	590,805
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/AA-@	200,000	236,322
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/AA-@	1,050,000	1,271,193
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	491,332
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	515,698

					11,429,775
MUNICIPAL UTILITY REVENUE BONDS
3.11% of Net Assets
KY State Rural Water Corporation	3.000	02/01/2018	A+*	530,000	549,340
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,121,370
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA*	1,000,000	1,120,760

					2,791,470
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.61% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,576,365
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	761,768

					2,338,133
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.16% of Net Assets
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA-*	105,000	118,103
KY Development Finance Authority — King’s Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,111,820
KY Development Finance Authority — St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	440,520
KY Economic Development Finance Authority — Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	263,300

					1,933,743

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

TURNPIKES AND TOLL ROAD BONDS
1.11% of Net Assets
KY Turnpike Authority Economic Development Road Revenue	4.125%	07/01/2019	Aa2/AA+*/AA-@	$105,000	$119,928
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	873,278

					993,206
PREREFUNDED BONDS
1.07% of Net Assets
KY Development Finance Authority — Norton Health	5.850	10/01/2015	BBB*	885,000	956,136

					956,136
CERTIFICATES OF PARTICIPATION BONDS
.86% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	770,847

					770,847
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.56% of Net Assets
Louisville & Jefferson Mortgage Revenue Papa Johns	4.000	03/01/2020	Aa2/AA-*	300,000	334,746
Northern Ky University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	170,036

					504,782
PUBLIC FACILITIES REVENUE BONDS
.12% of Net Assets
Todd County Public Properties — Court House Facilities	3.250	06/01/2019	Aa3	100,000	108,311

					108,311

Total Investments (cost $82,940,124)(See (a) below for further explanation) 98.23% of Net Assets					$87,953,673

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,078,696
Unrealized depreciation	(65,147)

Net unrealized appreciation	$5,013,549

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	87,953,673
Level 3	Significant Unobservable Inputs	—

$87,953,673

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $82,940,124)		$87,953,673
Cash		666,615
Receivable for fund shares sold		300
Interest receivable		1,084,427

Total assets		89,705,015
LIABILITIES:
Payable for:
Distributions to shareholders	44,837
Fund shares redeemed	64,942
Investment advisory fee	36,751
Transfer agent fee	16,276
Trustees fees	1,239
Accrued expenses	13,105

Total liabilities		177,150

NET ASSETS:
Capital		85,456,420
Net accumulated realized loss on investment transactions		(942,104)
Net unrealized appreciation in value of investments		5,013,549

Net assets at value		$89,527,865

NET ASSET VALUE, offering price and redemption price per share ($89,527,865 -:- 16,159,792 shares outstanding; unlimited number of shares authorized; no par value)		$5.54

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$2,535,518

Expenses:
Investment advisory fee	429,771
Transfer agent fee	112,656
Custodian expense	15,679
Professional fees	24,591
Trustees fees	11,851
Other expenses	29,874

Total expenses	624,422
Custodian expense reduction	(331)

Net expenses	624,091

Net investment income	1,911,427

Realized and unrealized gain on investments:
Net realized gain	88,570
Net change in unrealized appreciation/depreciation	2,079,426

Net realized and unrealized gain on investments	2,167,996

Net increase in net assets resulting from operations	$4,079,423

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$1,911,427	$1,714,591
Net realized gain on investments	88,570	199,821
Net change in unrealized appreciation/depreciation	2,079,426	177,100

Net increase in net assets resulting from operations	4,079,423	2,091,512
Distributions from net investment income	(1,911,427)	(1,714,591)
Net fund share transactions (Note 4)	14,954,411	2,862,186

Total increase	17,122,407	3,239,107
Net assets:
Beginning of year	72,405,458	69,166,351

End of year	$89,527,865	$72,405,458

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$5.39	$5.36	$5.25	$5.16	$5.13

Income from investment operations:
Net investment income	0.12	0.13	0.15	0.17	0.17
Net gains/(losses) on securities, both realized and unrealized	0.15	0.03	0.11	0.09	0.03

Total from investment operations	0.27	0.16	0.26	0.26	0.20
Less distributions:
Distributions from net investment income	(0.12)	(0.13)	(0.15)	(0.17)	(0.17)

Net asset value, end of year	$5.54	$5.39	$5.36	$5.25	$5.16

Total return	5.10%	3.04%	4.99%	5.02%	3.94%
Net assets, end of year (in thousands)	$89,528	$72,405	$69,166	$60,570	$53,955
Ratio of net expenses to average net assets (a)	0.73%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets	2.22%	2.44%	2.80%	3.16%	3.28%
Portfolio turnover	4.73%	15.37%	20.26%	15.64%	14.17%

(a)	Percentages are after custodian reduction for which no recovery will be sought. Percentages before custodian reduction were: .73% for 2012; .72% for 2011; .72% for 2010; .72% for 2009; and .73% for 2008.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
60.94% of Net Assets
Jackson MS Municipal Airport Authority	5.000%	10/01/2031	A3/A-@	$170,000	$177,558
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	143,183
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	Aa3/AA-*	120,000	132,473
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	20,000	20,470
MS Development Bank Special Obligation Canton — Series A	5.750	10/01/2031	Aa3	370,000	424,897
MS Development Bank Special Obligation Meridian Water and Sewer	5.125	07/01/2026	A*	50,000	50,534
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	351,358
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	138,738
MS Development Bank Special Obligation Highway — Desoto	4.750	01/01/2035	Aa3/AA-*	125,000	133,601
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2025	Aa3/AA-*	100,000	107,117
MS Development Bank Special Obligation Jackson Water/Sewer	5.000	09/01/2029	Aa3/AA-*	60,000	63,672
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2034	Aa3/AA-*	335,000	350,410
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	Aa3/AA-*	55,000	59,701
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	Aa3/AA-*	125,000	136,523
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	A1	100,000	100,279
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	Aa3	70,000	78,607
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	96,540
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	113,618
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	67,807
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	Aa3/AA-*	100,000	110,270
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	20,000	20,994
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	25,000	25,270
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	48,053
MS Home Corporation Single Family Mortgage — Series E-1	5.050	12/01/2028	Aaa	35,000	36,594
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	Aa3/AA-*	80,000	88,441
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	Aa3/AA-*	150,000	160,961
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	332,296
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	271,926
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	135,629
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA-*	55,000	62,006
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA-*	150,000	166,195
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA-*	45,000	49,597
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa2/A+*/AA@	225,000	247,532
MS State University Educational Building Corporation	5.000	08/01/2028	Aa2/A+*/AA@	30,000	32,271
University Southern MS Education Building — Series A	5.000	03/01/2022	Aa2	100,000	110,943
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	53,379

					4,699,443
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.97% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa2	95,000	104,017
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	191,903
MS State University Educational Building Corporate Revenue	5.250	08/01/2033	Aa2/AA@	50,000	55,087
MS State University Educational Building Corporation	5.000	08/01/2036	Aa2/AA@	175,000	193,128
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	112,586
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	111,590
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	231,582

					999,893
GENERAL OBLIGATION BONDS
7.42% of Net Assets
MS State General Obligation	5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,175
MS State Capital Improvement Projects — Series A	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	170,069
MS State Capital Improvements Projects — Series A	5.000	10/01/2036	Aa2/AA*/AA+@	280,000	319,360
MS State Refunding — Series A	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	62,510
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,021

					572,135

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PREREFUNDED BONDS
6.11% of Net Assets
MS Development Bank Special Obligation Gulfport Combined Water	5.500%	07/01/2015	Aa3/AA-*	$10,000	$10,203
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2032	Aa3/A+*	150,000	151,241
Olive Branch MS Public Improvement	4.125	06/01/2022	Aa2	100,000	103,547
Pearl River County MS Certificates of Participation	4.500	04/01/2021	Baa2	200,000	206,347

					471,338
PUBLIC FACILITIES REVENUE BONDS
4.25% of Net Assets
MS Development Bank Special Obligations Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	56,530
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	240,000	271,341

					327,871
TURNPIKES AND TOLL ROAD BONDS
3.12% of Net Assets
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	240,294

					240,294
LEASE REVENUE BONDS
3.10% of Net Assets
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	238,732

					238,732
ESCROWED TO MATURITY BONDS
.42% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AA+*	25,000	27,166
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	5,000	5,002

					32,168

Total Investments (cost $7,147,028)(See (a) below for further explanation) 98.33% of Net Assets					$7,581,874

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$441,147
Unrealized depreciation	(6,301)

Net unrealized appreciation	$434,846

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	7,581,874
Level 3	Significant Unobservable Inputs	—

$7,581,874

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $7,147,028)		$7,581,874
Cash		56,936
Interest receivable		118,478

Total assets		7,757,288
LIABILITIES:
Payable for:
Distributions to shareholders	35,727
Investment advisory fee	1,846
Transfer agent fee	2,627
Trustees fees	130
Accrued expenses	4,983

Total liabilities		45,313

NET ASSETS:
Capital		7,283,120
Accumulated net investment income		16,274
Net accumulated realized loss on investment transactions		(22,265)
Net unrealized appreciation in value of investments		434,846

Net assets at value		$7,711,975

NET ASSET VALUE, offering price and redemption price per share ($7,711,975 -:- 641,889 shares outstanding; unlimited number of shares authorized; no par value)		$12.01

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$297,517

Expenses:
Investment advisory fee	35,061
Transfer agent fee	10,846
Custodian expense	5,136
Pricing fees	4,500
Professional fees	4,163
Trustees fees	968
Registration fees	1,311
Other expenses	2,454

Total expenses	64,439
Fees waived by Adviser	(18,832)
Custodian expense reduction	(28)

Net expenses	45,579

Net investment income	251,938

Realized and unrealized gain/(loss) on investments:
Net realized loss	(22,265)
Net change in unrealized appreciation/depreciation	419,712

Net realized and unrealized gain on investments	397,447

Net increase in net assets resulting from operations	$649,385

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$251,938	$242,439
Net realized gain/(loss) on investments	(22,265)	49,358
Net change in unrealized appreciation/depreciation	419,712	(90,754)

Net increase in net assets resulting from operations	649,385	201,043
Distributions from net investment income	(251,732)	(242,439)
Net fund share transactions (Note 4)	938,255	96,180

Total increase	1,335,908	54,784
Net assets:
Beginning of year	6,376,067	6,321,283

End of year	$7,711,975	$6,376,067

Accumulated net investment income	$16,274	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.33	$11.41	$11.03	$11.08	$11.24

Income from investment operations:
Net investment income	0.42	0.44	0.45	0.45	0.45
Net gains/(losses) on securities, both realized and unrealized	0.68	(0.08)	0.38	(0.05)	(0.16)

Total from investment operations	1.10	0.36	0.83	0.40	0.29
Less distributions:
Distributions from net investment income	(0.42)	(0.44)	(0.45)	(0.45)	(0.45)
Distributions from capital gains	—	—	—	— (b)	— (b)

Net asset value, end of year	$12.01	$11.33	$11.41	$11.03	$11.08

Total return	9.87%	3.19%	7.65%	3.72%	2.64%
Net assets, end of year (in thousands)	$7,712	$6,376	$6,321	$5,001	$4,447
Ratio of net expenses to average net assets (a)	0.65%	0.58%	0.45%	0.44%	0.45%
Ratio of net investment income to average net assets	3.59%	3.86%	3.99%	4.11%	4.02%
Portfolio turnover	9.99%	20.53%	10.04%	9.30%	2.79%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought. Expenses waived by Adviser and Custodian reduction were: .27% and 0% for 2012; .26% and 0% for 2011; .46% and 0% for 2010; .53% and .08% for 2009; and .46% and .10% for 2008, respectively.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
45.47% of Net Assets
Asheville NC Water System Revenue	4.750	^%	08/01/2027	Aa2/AA*	$1,000,000	$1,080,520
Burke County NC Certificates of Participation	5.000		04/01/2023	A1/A*	1,000,000	1,080,460
Cabarrus County NC Certificates of Participation Installment	5.000	^	06/01/2025	Aa2/AA*/AA@	1,000,000	1,114,640
Charlotte NC Airport Revenue	5.250		07/01/2023	Aa3/A+*/A+@	1,000,000	1,060,930
Charlotte NC Airport Revenue Refunding Charlotte Douglas	5.000		07/01/2025	Aa3/A+*/A+@	1,000,000	1,092,310
Davie County NC Public School & Community College Facility	5.000		06/01/2023	Aa3/A+*	1,000,000	1,101,480
Davie County NC Public School & Community College Facility	5.000		06/01/2025	Aa3/A+*	1,690,000	1,839,616
Franklin County NC Certificates of Participation	5.000		09/01/2027	Aa3/A+*	750,000	816,458
Harnett County NC Certificates of Participation	5.000		06/01/2027	Aa3/AA-*	300,000	331,323
Henderson County NC Certificates of Participation	5.000		05/01/2025	Aa3/AA-*/AA-@	1,000,000	1,072,050
Iredell County NC Certificates of Participation School Project	5.000		06/01/2024	Aa3/AA-*	1,000,000	1,085,420
Johnston NC Memorial Hospital Authority	5.250		10/01/2028	Aa3/AA-*	500,000	556,240
Lee County NC Certificates of Participation	5.000		04/01/2025	Aa3/AA-*	550,000	602,217
Montgomery County NC Certificates of Participation — Series A	5.000		02/01/2030	A-*	1,680,000	1,780,078
Nash County NC Limited Obligation	5.000		10/01/2030	Aa3/AA-*	1,640,000	1,876,914
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000		11/01/2026	Aa3/AA-*	2,500,000	2,588,050
NC Eastern Municipal Power Agency Power System Revenue	5.500		01/01/2017	Baa1/A-@	45,000	45,011
NC Eastern Municipal Power Agency Power System Revenue	6.000		01/01/2025	Baa1/BBB*/A-@	1,000,000	1,310,900
NC Eastern Municipal Power Agency Power System Revenue	5.000		01/01/2021	A-*/A-@	1,000,000	1,122,370
NC Eastern Municipal Power Agency Power System Revenue	6.000		01/01/2018	Baa1	1,000,000	1,220,370
NC Eastern Municipal Power Agency — Series B	6.000		01/01/2022	Aa3/AA-*/AA-@	915,000	1,165,774
NC Infrastructure Finance Corporation Certificates of Participation	5.000		02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,113,690
NC Medical Care Community Hospital Revenue — Stanly Hospital	5.375		10/01/2014	A-*/BBB+@	20,000	20,005
Randolph County NC Certificates of Participation	5.000		02/01/2027	Aa3	1,000,000	1,071,810
Rockingham County NC Certificates of Participation	5.000		04/01/2032	Aa3/AA-*	1,325,000	1,420,572
Sampson County NC Certificates of Participation	5.000		06/01/2022	Aa3/AA-*	1,250,000	1,399,388
Sampson County NC Certificates of Participation	5.000		06/01/2026	Aa3/AA-*	1,000,000	1,091,820
Thomasville NC Combined Enterprise System Revenue	4.750		05/01/2028	Aa3/AA-*	435,000	483,737
University NC System Pool Revenue — Series A	5.000		10/01/2033	Aa3/A+*	430,000	457,021
University of NC Wilmington Certificates of Participation	5.250		06/01/2025	A-*	1,000,000	1,062,180
University of NC Wilmington Student Housing Project	5.000		06/01/2025	A-*	580,000	617,961
University of NC System Pool Revenue — Series A	5.000		10/01/2026	Aa3	1,000,000	1,121,130
University of NC System Pool Revenue — Series A	5.000		10/01/2033	Aa3	1,000,000	1,091,780
Wilmington NC Certificates of Participation	5.000		06/01/2032	Aa2/AA*/AA@	1,500,000	1,561,515
Wilmington NC Store Water Revenue	5.000		06/01/2028	Aa2/AA*	500,000	542,805
Wilson NC Certificates of Participation Public Facilities	5.000		05/01/2021	Aa3/AA-*	780,000	868,702
Wilson NC Certificates of Participation Public Facilities	5.000		05/01/2025	Aa3/AA-*	750,000	820,245
Wilson County Certificates of Participation Public Facility	5.000		05/01/2029	Aa3/AA-*	1,355,000	1,461,571

						40,149,063
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.52% of Net Assets
Buncombe County NC Limited Obligation	5.000	**	06/01/2032	Aa2/AA+*	250,000	282,765
Cabarrus County NC Certificates of Participation	5.000	^	01/01/2029	Aa2/AA*/AA@	750,000	829,643
Charlotte NC Certificates of Participation	5.000		12/01/2029	Aa1/AA+*	340,000	393,326
Charlotte NC Certificates of Participation Convention Facility	5.000		12/01/2024	Aa2/AA+*/AA@	1,000,000	1,072,300
Charlotte NC Certificates of Participation Transit Project	5.000		06/01/2035	Aa2/AA+*/AA+@	500,000	518,535
Charlotte NC Certificates of Participation	5.000		06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,610,118
Charlotte NC Certificates of Participation	5.000		06/01/2027	Aa2/AA+*/AA+@	775,000	854,531
Charlotte NC Certificates of Participation Convention Facility	5.000		06/01/2034	Aa2/AA+*/AA@	900,000	977,714
Forsyth County NC Certificates of Participation	5.000		10/01/2018	Aa1/AA+*/AA+@	5,000	5,008
Forsyth County NC Certificates of Participation	5.000		02/01/2026	Aa1/AA+*/AA+@	550,000	579,156
Forsyth County Limited Tax	5.000		04/01/2031	Aa1/AA+*/AA+@	335,000	381,555
Mecklenburg County NC Certificates of Participation — Series B	5.000		02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,105,430
Mecklenburg County NC Certificates of Participation — Series A	5.000		02/01/2028	Aa1/AA+*/AA+@	415,000	460,347
Mooresville NC Certificates of Participation	5.000		09/01/2032	AA-*	1,890,000	2,017,443
NC Infrastructure Finance Corporation Certificates of Participation	5.000		02/01/2025	Aa1/AA+*/AA+@	200,000	216,961

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value

Pitt County NC Certificates of Participation	5.000%		04/01/2027	Aa3/AA-*/AA@	$500,000	$565,920
Watauga NC Public Facilities Corporation Limited Obligation	5.000		06/01/2027	Aa3/AA-*	750,000	857,115
Wilmington NC Certificates of Participation — Series A	5.000		06/01/2038	Aa2/AA*/AA@	250,000	268,647
Winston Salem NC Certificates of Participation — Series A	4.750		06/01/2031	Aa1/AA+*/AA+@	670,000	710,515

						13,707,029
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.73% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Health Care	5.000		01/15/2031	Aa3/AA-*	450,000	476,766
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000		01/15/2027	Aa3/AA-*	1,090,000	1,184,895
Charlotte-Mecklenburg Hospital	5.250		01/15/2039	Aa3/AA-*	750,000	817,913
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000		06/01/2034	Aa3/AA-*	1,100,000	1,184,073
NC State Medical Care Commission Hospital Revenue Baptist Hospital	5.250		06/01/2029	Aa3/AA-*	645,000	721,536
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750		06/01/2030	Aa3/AA-*	405,000	434,533
NC Medical Care Community Health Care Facilities Revenue	5.000		06/01/2034	Aa2/AA*/AA@	1,670,000	1,803,583
NC State Medical Care Commission Duke University Health	5.000	**	06/01/2035	Aa2/AA*/AA@	500,000	548,765
NC State Medical Care Commission Health Care Facilities	5.000		07/01/2030	A1/A+*/A+@	500,000	537,150

						7,709,214
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
8.33% of Net Assets
NC Capital Facilities Financial Agency Education Wake Forest	5.000		01/01/2031	Aa3/AA*	500,000	572,034
NC Capital Facilities Finance Agency Wake Forest University	5.000		01/01/2038	Aa3/AA*	1,250,000	1,376,575
NC Capital Facilities Financial Agency Revenue Duke University	5.000		10/01/2038	Aa1/AA+*	500,000	562,340
Pitt County NC Limited Obligation — Series A	5.000		04/01/2035	Aa3/AA-*/AA@	105,000	115,986
University NC Chapel Hill Revenue General Refunding	5.000		12/01/2034	Aaa/AA+*/AAA@	1,000,000	1,111,710
University of NC at Charlotte — Series A	5.000		04/01/2031	Aa3/AA-*	750,000	871,883
University of NC Greensboro	5.000	**	04/01/2031	Aa3/A+*	500,000	563,265
University of NC System Pool Revenue General Trust Indenture	5.000		10/01/2034	Aa2	1,950,000	2,186,282

						7,360,075
PUBLIC FACILITIES REVENUE BONDS
6.66% of Net Assets
Jacksonville Public Facilities Corporation Limited Obligation	5.000		04/01/2031	A1/A+@	265,000	296,434
Jacksonville Public Facilities Corporation Limited Obligation	5.000		04/01/2032	A1/A+@	100,000	110,991
Moore County NC	5.000		06/01/2031	Aa3/AA-*	2,750,000	3,087,755
Raleigh Durham NC Airport	5.000		05/01/2029	Aa3/AA-@	235,000	266,375
Raleigh Durham NC Airport	5.000		05/01/2036	Aa3/AA-@	1,480,000	1,628,829
Raleigh Durham NC Airport	5.000		05/01/2032	Aa3/AA-@	440,000	489,988

						5,880,372
LEASE REVENUE BONDS
6.12% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500		07/01/2028	Aaa/AAA*/AAA@	750,000	809,505
Johnston County NC Installment Financing Contract	5.000		10/15/2027	Aa3/AA*	570,000	647,309
NC State Turnpike Authority Monroe Connector System	5.000		07/01/2031	Aa2/AA*	1,385,000	1,588,055
Orange County NC Public Facilities Company Limited Obligation	4.750		10/01/2032	Aa2/AA*/AA+@	750,000	839,768
Union County NC Limited Obligation Refunding	5.000		12/01/2024	Aa2/AA-*/AA@	125,000	155,018
University NC University Revenues Chapel Hill	5.000		12/01/2031	Aaa/AA+*/AAA@	1,215,000	1,360,908

						5,400,563
MUNICIPAL UTILITY REVENUE BONDS
4.13% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750		01/01/2030	A2/A*/A@	290,000	310,926
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000		01/01/2030	A2/A*/A@	2,545,000	2,782,398
Raleigh NC Combined Enterprise System	5.000		03/01/2031	Aa1/AAA*/AAA@	500,000	555,090

						3,648,414
GENERAL OBLIGATION BONDS
2.64% of Net Assets
Iredell County NC Community College	5.000		04/01/2026	Aa2/AA*/AA+@	225,000	256,784
Iredell County NC Community College	5.000		04/01/2027	Aa2/AA*/AA+@	325,000	369,222
Wake County NC Limited Obligation — Series 209	5.000		06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,701,270

						2,327,276

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PREREFUNDED BONDS
1.62% of Net Assets
NC Eastern Municipal Power Agency Power System — Series A	6.000%	01/01/2026	Aaa/A-*/A-@	$275,000	$372,917
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,056,420

					1,429,337

Total Investments (cost $82,704,639)(See (a) below for further explanation) 99.22% of Net Assets					$87,611,343

*	Standard and Poor’s Corporation
**	When-Issued security or extended settlement — see footnote 1(D)
^	Security is segregated — see footnote 1(D)
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,988,413
Unrealized depreciation	(81,709)

Net unrealized appreciation	$4,906,704

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	87,611,343
Level 3	Significant Unobservable Inputs	—

$87,611,343

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $82,704,639)		$87,611,343
Cash		1,188,367
Receivable for fund shares sold		231,000
Interest receivable		971,094
Prepaid expenses		164

Total assets		90,001,968
LIABILITIES:
Payable for:
Investments purchased	1,391,993
Distributions to shareholders	220,966
Fund shares redeemed	29,515
Investment advisory fee	37,351
Transfer agent fee	9,841
Accrued expenses	8,408

Total liabilities		1,698,074

NET ASSETS:
Capital		83,262,100
Accumulated net investment income		3,405
Net accumulated realized gain on investment transactions		131,685
Net unrealized appreciation in value of investments		4,906,704

Net assets at value		$88,303,894

NET ASSET VALUE, offering price and redemption price per share ($88,303,894 -:- 7,617,700 shares outstanding; unlimited number of shares authorized; no par value)		$11.59

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$3,357,427

Expenses:
Investment advisory fee	402,183
Transfer agent fee	106,057
Custodian expense	14,308
Professional fees	17,478
Trustees fees	11,102
Other expenses	22,292

Total expenses	573,420
Custodian expense reduction	(321)

Net expenses	573,099

Net investment income	2,784,328

Realized and unrealized gain/(loss) on investments:
Net realized gain	270,575
Net change in unrealized appreciation/depreciation	4,314,029

Net realized and unrealized gain on investments	4,584,604

Net increase in net assets resulting from operations	$7,368,932

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$2,784,328	$2,813,638
Net realized gain on investments	270,575	325,856
Net change in unrealized appreciation/depreciation	4,314,029	(1,125,078)

Net increase in net assets resulting from operations	7,368,932	2,014,416
Distributions from net investment income	(2,780,923)	(2,813,638)
Net fund share transactions (Note 4)	8,404,077	(1,004,724)

Total increase/(decrease)	12,992,086	(1,803,946)
Net assets:
Beginning of year	75,311,808	77,115,754

End of year	$88,303,894	$75,311,808

Accumulated net investment income	$3,405	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.92	$11.01	$10.71	$10.62	$10.74

Income from investment operations:
Net investment income	0.39	0.40	0.40	0.41	0.41
Net gains/(losses) on securities, both realized and unrealized	0.67	(0.09)	0.30	0.09	(0.12	)(b)

Total from investment operations	1.06	0.31	0.70	0.50	0.29
Less distributions:
Distributions from net investment income	(0.39)	(0.40)	(0.40)	(0.41)	(0.41)

Net asset value, end of year	$11.59	$10.92	$11.01	$10.71	$10.62

Total return	9.87%	2.90%	6.62%	4.83%	2.69%
Net assets, end of year (in thousands)	$88,304	$75,312	$77,116	$66,891	$65,300
Ratio of net expenses to average net assets (a)	0.71%	0.70%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	3.46%	3.69%	3.66%	3.89%	3.76%
Portfolio turnover	5.94%	14.16%	5.92%	7.82%	11.03%

(a)	Percentages are after Custodian reduction for which no recovery will be sought. Percentages before Custodian reduction were: .71% for 2012; .70% for 2011; .72% for 2010; .72% for 2009; and .72% for 2008.
(b)	Rounds to less than .01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
52.93% of Net Assets
Appalachian State University NC Revenue Refunding	5.000%	07/15/2018	Aa2	$40,000	$44,429
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	158,407
Brunswick County NC Community College — Series B	4.250	05/01/2022	Aa2/AA*/AA@	125,000	138,028
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	139,669
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	200,542
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	55,021
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	146,101
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	200,706
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/BBB*	200,000	223,128
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	129,276
Dare County NC Certificates of Participation	5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	162,917
Davie County NC Community College	4.000	06/01/2013	Aa3/A+*	250,000	257,238
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	253,786
Harnett County NC Certificates of Participation	5.000	12/01/2015	Aa3/AA-*	125,000	142,005
Harnett County NC Certificates of Participation	5.000	12/01/2021	Aa3/AA-*	200,000	227,374
Harnett County Certificates of Participation	3.500	06/01/2016	Aa3/AA-*	250,000	273,775
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	635,000	673,202
Henderson County NC Certificates of Participation	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	331,938
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	53,798
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	484,581
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AA-*	200,000	201,546
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AA-*	100,000	106,777
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA-*	225,000	260,561
Lincoln County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA-*/AA-@	200,000	229,694
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	412,520
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA-*	100,000	112,299
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA-*	400,000	426,088
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA-*	150,000	181,431
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa1/AA*	250,000	259,593
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AA-*	1,100,000	1,190,024
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AA-*/A-@	550,000	648,714
NC Eastern Municipal Power Agency System Revenue	5.000	01/01/2020	A-*/A-@	250,000	281,323
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	100,000	102,174
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	114,972
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	176,918
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	487,258
NC Medical Care — Caromont Health	3.250	02/15/2018	Aa3/AA-*	370,000	394,698
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/A+*	140,000	158,651
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	107,990
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA-*	170,000	186,591
Randolph County NC Certificates of Participation	5.000	02/01/2021	Aa3	100,000	111,922
Rutherford County NC Certificates of Participation	5.000	12/01/2017	Aa3/AA-*	105,000	124,790
Rutherford County NC Certificates of Participation	5.000	12/01/2018	Aa3/AA-*	205,000	241,641
Rutherford NC Certificates of Participation	4.000	12/01/2019	Aa3/AA-*	200,000	221,865
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*	50,000	54,138
Sampson County NC Certificates of Participation	5.000	06/01/2020	Aa3/AA-*	400,000	455,775
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA-*	150,000	163,151
University of NC — Series A	4.250	10/01/2021	Aa3	100,000	111,791
University NC Wilmington Certificates of Participation	4.000	06/01/2017	Aa3/AA-*	100,000	112,426
University of NC at Wilmington Certificates of Participation	5.250	06/01/2021	A-*	100,000	108,083
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A-*	40,000	43,110
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A-*	300,000	329,262
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	Aa3/AA-*	230,000	267,502
Wilson NC Certificates of Participation	5.000	05/01/2016	Aa3/AA-*	200,000	229,482
Wilson NC Certificates of Participation	5.000	05/01/2018	Aa3/AA-*	60,000	69,643
Wilson NC Certificates of Participation	5.000	05/01/2022	Aa3/AA-*	100,000	112,196

					13,092,520

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
18.81% of Net Assets
Buncombe County NC Certificates of Participation	5.000%	04/01/2018	Aa2/AA+*	$250,000	$276,028
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	499,850
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	242,881
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	175,142
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	120,242
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	290,144
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	295,345
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	50,556
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	109,041
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	85,475
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	417,785
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	283,601
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	682,242
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	143,729
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	279,233
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	222,680
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	135,562
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	228,345
Wilmington NC Certificates of Participation — Series A	4.200	06/01/2019	Aa2/AA*/AA@	100,000	114,451

					4,652,332
MUNICIPAL UTILITY REVENUE BONDS
9.45% of Net Assets
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	803,669
NC Eastern Municipal Power Agency — Series D	4.000	01/01/2016	Baa1/A-*/A-@	95,000	104,552
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*	200,000	204,296
NC Eastern Municipal Power Agency — Series B	3.250	01/01/2015	Baa1/A-*/A-@	250,000	264,010
NC State Eastern Municipal Power System Revenue	6.500	01/01/2018	Aa3/AA-*	100,000	125,245
NC Eastern Municipal Power Agency — Series A	5.000	01/01/2016	A-*/A-@	50,000	56,669
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	235,326
NC Municipal Power Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	110,710
NC State Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	290,898
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	142,693

					2,338,068
PREREFUNDED BONDS
5.45% of Net Assets
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa2	35,000	39,752
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2016	Aa2	125,000	136,343
Catawba County NC Certificates of Participation Public Schools	5.250	06/01/2018	Aa2	125,000	136,343
High Point NC Combined Enterprise System Revenue	5.000	11/01/2018	Aa2/AAA*/AA+@	145,000	160,799
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AA-*	215,000	232,520
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2019	Aa1/AA+*/AA+@	85,000	91,101
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	Aa3/AA-*/AA-@	240,000	259,154
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*	250,000	292,153

					1,348,165
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.60% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	229,216
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	226,590
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	169,196
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	107,044
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	159,450

					891,496
PUBLIC FACILITIES REVENUE BONDS
3.03% of Net Assets
Charlotte NC Airport — Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	111,530
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	390,905

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

Mecklenburg County NC Certificates of Participation	5.000%	02/01/2017	Aa1/AA+*/AA+@	$105,000	$123,068
Raleigh Durham NC Airport Authority — Series B	5.000	11/01/2017	Aa3/AA-@	105,000	124,973

					750,476
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.79% of Net Assets
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	293,610
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	395,328

					688,938
LEASE REVENUE BONDS
1.04% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	149,681
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA-*/AA@	100,000	108,447

					258,128
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.00% of Net Assets
NC Housing Finance Agency — Series 31-B	3.850	01/01/2017	Aa2/AA*	140,000	148,128
NC Housing Financial Agency Home Ownership — Series 16B	4.125	07/01/2012	Aa2/AA*	100,000	100,015

					248,143
GENERAL OBLIGATION BONDS
.53% of Net Assets
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	114,424
NC State Public Improvement — Series A	5.000	03/01/2019	Aaa/AAA*	15,000	16,654

					131,078

Total Investments (cost $23,241,290) (See (a) below for further explanation) 98.63% of Net Assets					$24,399,344

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,159,932
Unrealized depreciation	(1,878)

Net unrealized appreciation	$1,158,054

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,399,344
Level 3	Significant Unobservable Inputs	—

$24,399,344

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $23,241,290)		$24,399,344
Cash		98,421
Interest receivable		267,073

Total assets		24,764,838
LIABILITIES:
Payable for:
Distributions to shareholders	8,731
Fund shares redeemed	3,164
Investment advisory fee	10,041
Transfer agent fee	3,035
Trustees fees	765
Accrued expenses	5,569

Total liabilities		31,305

NET ASSETS:
Capital		23,544,103
Net accumulated realized gain on investment transactions		31,376
Net unrealized appreciation in value of investments		1,158,054

Net assets at value		$24,733,533

NET ASSET VALUE, offering price and redemption price per share ($24,733,533 -:- 2,202,550 shares outstanding; unlimited number of shares authorized; no par value)		$11.23

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$674,943

Expenses:
Investment advisory fee	115,189
Transfer agent fee	34,989
Custodian expense	7,038
Professional fees	11,525
Trustees fees	3,188
Other expenses	7,977

Total expenses	179,906
Custodian expense reduction	(91)

Net expenses	179,815

Net investment income	495,128

Realized and unrealized gain on investments:
Net realized gain	78,217
Net change in unrealized appreciation/depreciation	507,434

Net realized and unrealized gain on investments	585,651

Net increase in net assets resulting from operations	$1,080,779

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$495,128	$457,012
Net realized gain on investments	78,217	32,681
Net change in unrealized appreciation/depreciation	507,434	219,520

Net increase in net assets resulting from operations	1,080,779	709,213
Distributions from net investment income	(495,128)	(457,012)
Net fund share transactions (Note 4)	2,068,543	5,876,130

Total increase	2,654,194	6,128,331
Net assets:
Beginning of year	22,079,339	15,951,008

End of year	$24,733,533	$22,079,339

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.93	$10.78	$10.57	$10.37	$10.30

Income from investment operations:
Net investment income	0.24	0.26	0.29	0.32	0.32
Net gains/(losses) on securities, both realized and unrealized	0.30	0.15	0.21	0.20	0.07

Total from investment operations	0.54	0.41	0.50	0.52	0.39
Less distributions:
Distributions from capital gains	—	—	—	—	—	(b)
Distributions from net investment income	(0.24)	(0.26)	(0.29)	(0.32)	(0.32)

Net asset value, end of year	$11.23	$10.93	$10.78	$10.57	$10.37

Total return	4.98%	3.86%	4.77%	5.07%	3.78%
Net assets, end of year (in thousands)	$24,734	$22,079	$15,951	$11,662	$11,134
Ratio of net expenses to average net assets (a)	0.78%	0.77%	0.82%	0.81%	0.82%
Ratio of net investment income to average net assets	2.15%	2.41%	2.69%	3.04%	3.03%
Portfolio turnover	12.31%	5.15%	17.94%	10.14%	23.91%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought. Expenses waived by Adviser and Custodian reduction were: 0% and 0% for 2012; 0% and 0% for 2011; 0% and 0% for 2010; .02% and .03% for 2009; and 0% and .04% for 2008, respectively.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
45.03% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%		06/01/2025	Aa2/AA-*	$100,000	$114,499
Blount County TN Public Building Authority Local Government	5.000		06/01/2027	Aa2/AA-*	1,500,000	1,692,210
Blount County TN Public Building Authority Local Government	4.750		06/01/2031	Aa2/AA-*	750,000	819,705
Blount County TN Public Building Authority General Obligation	5.250		06/01/2019	NR	250,000	261,283
Blount County TN Building Authority Local Government Public	5.000		06/01/2032	Aa3	750,000	800,438
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000		10/01/2027	Aa3/AA*/AA@	1,000,000	1,093,470
Clarksville TN Electric System Revenue	5.000		09/01/2032	Aa2	1,250,000	1,352,688
Cleveland TN General Obligation — Series A	5.000		06/01/2027	Aa3/A+*	680,000	734,924
Columbia TN Refunded — Sewer System	5.000		12/01/2024	Aa2	1,235,000	1,338,592
Columbia TN Broadband Network Revenue & Tax	5.000		03/01/2025	Aa2	1,000,000	1,065,800
Franklin County TN Health & Educational Facilities Board	5.000		09/01/2025	A+*	1,000,000	1,069,120
Gallatin TN Water & Sewer Revenue	5.000		01/01/2028	Aa3	2,540,000	2,827,376
Giles County TN	4.500		02/01/2018	Aa3	1,000,000	1,041,100
Greene County TN General Obligation — Series B	5.000		06/01/2024	A1	505,000	544,037
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000		04/01/2026	AA*	1,000,000	1,089,830
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000		04/01/2031	AA*	740,000	794,568
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000		09/01/2029	Aa3	1,410,000	1,502,538
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000		09/01/2032	Aa3	1,420,000	1,528,957
Jackson TN Energy Authority Gas System Revenue	5.000		10/01/2028	Aa2	1,000,000	1,075,850
Knox County TN Health Educational & Housing Facilities Ft. Sanders	6.250		01/01/2013	Baa2/BBB*	10,000	10,263
Knox County TN Health Educational & Housing — Covenant Health	5.000		01/01/2022	Aa3/AA-*/AA@	450,000	454,118
Knoxville TN Waste Water System Revenue Improvement — Series A	5.000		04/01/2037	Aa2/AA+*	370,000	398,978
Manchester TN Refunding General Obligation	5.000		06/01/2038	Aa3/AA-*	100,000	112,804
Marion County TN Schools	5.000		06/01/2025	A1	1,050,000	1,133,192
Metro Nashville & Davidson County TN Multi-Family	4.600		11/01/2026	NR	810,000	817,687
Metro Government Nashville & Davidson County TN Sports Authority	5.000		07/01/2021	Aa2/AA-*	1,000,000	1,082,350
Metropolitan Government Nashville and Davidson County TN	5.000		05/15/2027	Aa1/AA*	1,400,000	1,559,054
Metropolitan Government Nashville and Davidson County TN	5.000		05/15/2028	Aa1/AA*	240,000	267,970
Metro Nashville & Davidson County TN General Obligation	5.000		01/01/2023	Aa1/AA*	560,000	607,152
Metro Nashville & Davidson County TN General Obligation	5.000		01/01/2024	Aa1/AA*	565,000	610,833
Montgomery County TN General Obligation	4.750		05/01/2020	Aa2/AA+*	1,000,000	1,085,460
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250		08/20/2018	Aaa	255,000	255,051
Overton County TN Refunding — Schools General Obligation	5.000		04/01/2018	Baa2	500,000	540,670
Pigeon Forge TN Refunding — Series A	4.900		06/01/2028	Aa3/AA*	1,000,000	1,101,800
Rutherford County TN Construction Utility District Waterworks	5.000		02/01/2031	Aa2/AAA*	1,435,000	1,513,896
Shelby County TN Health Educational & Housing Facilities	5.250		09/01/2027	Aa3/AA-*	1,000,000	1,088,200
Smith County TN General Obligation	5.000		04/01/2021	NR	720,000	785,520
South Blount County TN Utility District Waterworks Revenue	5.000		12/01/2028	Aa3/AA-*	1,125,000	1,274,490
TN State School Board Authority Refunding Higher Education	5.000		05/01/2024	Aa1/AA*/AA+@	1,395,000	1,536,314
TN State School Board Authority Refunding Higher Education	5.000		05/01/2025	Aa1/AA*/AA+@	1,440,000	1,583,323
West Wilson Utility District TN Waterworks Revenue	4.750		06/01/2028	Aa3	2,460,000	2,683,811
White House Utility District TN Water & Sewer	5.000		01/01/2028	Aa3	1,235,000	1,337,270
White House Utility District TN Water & Sewer	5.000		01/01/2030	Aa3	2,505,000	2,708,055

						45,295,246
GENERAL OBLIGATION BONDS
12.22% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000		04/01/2024	Aaa	750,000	964,658
Memphis TN Refunding & General Impact General Obligation	5.000		05/01/2036	Aa2/AA*	850,000	966,246
Metropolitan Government Nashville and Davidson County TN	5.000		01/01/2025	Aa1/AA*	4,025,000	4,575,016
Pigeon Forge Industrial Development Board TN	5.000	**	06/01/2027	AA*	1,400,000	1,623,664
Pigeon Forge Industrial Development Board TN Public Facilities	5.000		06/01/2029	AA*	1,000,000	1,138,720
Pigeon Forge Industrial Development Board TN Public Facilities	5.000		06/01/2034	AA*	850,000	944,894
Rhea County TN	5.000		04/01/2029	A1	1,385,000	1,568,831
Shelby County TN — Series A	4.600		11/01/2022	Aa1/AA+*/AA+@	500,000	507,620

						12,289,649

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon		Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
11.31% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000%		05/01/2029	A*	$250,000	$270,565
Clarksville TN Electric Systems Revenue — Series A	5.000		09/01/2028	Aa2/AA-*	1,000,000	1,158,090
Clarksville TN Electric Systems Revenue — Series A	5.000		09/01/2032	Aa2/AA-*	480,000	542,045
Clarksville TN Electric Systems Revenue — Series A	5.000	^	09/01/2033	Aa2/AA-*	2,000,000	2,244,740
Columbia TN Waterworks Revenue	5.000		12/01/2032	Aa3	885,000	983,235
Knox-Chapman TN Utility District Knox County Water & Sewer	5.250		01/01/2036	AA-*	700,000	796,061
Metropolitan Government Nashville & Davidson County TN	4.750		05/15/2028	AA+*/AA+@	460,000	506,975
Metropolitan Government Nashville & Davidson County TN	5.000		05/15/2036	AA+*/AA+@	3,085,000	3,516,190
West Wilson Utility District TN Waterworks Revenue	5.000		06/01/2033	Aa3	1,170,000	1,357,914

						11,375,815
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.71% of Net Assets
Metropolitan Government Nashville & Davidson County TN Housing	5.000		10/01/2034	Aa2/AA*/AA+@	1,000,000	1,120,480
Shelby County TN Health Education & Housing Facilities Board	5.000		08/01/2030	A1/A+*	500,000	560,835
TN State School Board Authority Higher Education Facilities	5.000		05/01/2028	Aa1/AA*/AA@	1,000,000	1,127,460
TN State School Board Authority Higher Education Facilities	5.125		05/01/2033	Aa1/AA*/AA@	1,300,000	1,445,431
TN State School Board Authority Higher Education Facilities	5.000		05/01/2034	Aa1/AA*/AA+@	500,000	559,100
TN State School Board Authority Higher Education Facilities	4.750		05/01/2030	Aa1/AA*/AA+@	2,750,000	2,941,730

						7,755,036
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.50% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000		11/15/2040	Aa1/AA+*/AA+@	1,500,000	1,632,915
Shelby County TN Health Education & Housing Facilities	5.000		07/01/2031	Aa2/AAA@	4,750,000	5,092,998
Shelby County TN Health Education & Housing Facilities	5.000		05/01/2027	A2/A+*	750,000	814,283

						7,540,196
STATE AND LOCAL MORTGAGE REVENUE
6.30% of Net Assets
TN Housing Development Agency	5.000		07/01/2028	Aa1/AA+*	780,000	822,120
TN Housing Development Agency	5.400		07/01/2035	Aa1/AA+*	575,000	610,662
TN Housing Development Agency Homeownership Program 1	5.000		07/01/2029	Aa1/AA+*	795,000	839,234
TN Housing Development Agency Homeownership Program 2	4.700		07/01/2027	Aa1/AA+*	1,475,000	1,549,148
TN Housing Development Agency Housing Finance Program	4.850		01/01/2025	Aa2	745,000	795,906
TN Housing Development Agency Mortgage Financing — Series A	5.200		07/01/2023	Aa2/AA*	1,690,000	1,718,308

						6,335,378
LEASE REVENUE BONDS
2.86% of Net Assets
Chattanooga TN Electric Revenue — Series A	5.000		09/01/2026	AA*/AA@	250,000	285,408
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050		09/01/2012	Baa1/BBB*	250,000	251,603
Memphis Shelby County TN Port Authority Community Development	5.000		04/01/2035	Aa3/AA-*	625,000	688,200
Memphis-Shelby County Sports Authority	5.250		11/01/2027	Aa3/AA-*/A+@	750,000	828,638
TN Housing Development Agency — Series 1B	5.000		07/01/2029	Aa1/AA+*/NR@	785,000	820,286

						2,874,135
PREREFUNDED BONDS
2.85% of Net Assets
Johnson City TN Health & Educational Facilities	5.125		07/01/2025	BBB*	1,535,000	1,537,303
Kingsport TN Industrial Development Board Multifamily	5.400		04/20/2021	NR	335,000	353,110
Metro Nashville & Davidson County TN General Obligation	5.000		01/01/2023	Aa1/BBB*	440,000	488,770
Metro Nashville & Davidson County TN General Obligation	5.000		01/01/2024	Aa1/BBB*	435,000	483,215

						2,862,398
ESCROWED TO MATURITY BONDS
1.93% of Net Assets
Johnson City TN Health & Educational Revenue	5.000		07/01/2018	BBB*	775,000	776,922
Johnson City TN Health & Educational Facilities	6.500		07/01/2014	Baa1/BBB*/BBB+@	1,000,000	1,092,790
Metro Nashville & Davidson County TN Water & Sewer	6.500		12/01/2014	Aaa/BBB*	60,000	68,908

						1,938,620

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INDUSTRIAL REVENUE BONDS
.97% of Net Assets
Industrial Development Board TN Blount County & Cities	5.000%	06/01/2027	Aa3/AA-*	$850,000	$972,171

					972,171
PUBLIC FACILITIES REVENUE BONDS
.55% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	553,445

					553,445

Total Investments (cost $94,187,505) (See (a) below for further explanation) 99.23% of Net Assets					$99,792,079

*	Standard and Poor’s Corporation
**	When-Issued security or extended settlement — see footnote 1(D)
^	Security is segregated — see footnote 1(D)
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$5,684,042
Unrealized depreciation	(79,468)

Net unrealized appreciation	$5,604,574

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	99,792,079
Level 3	Significant Unobservable Inputs	—

$99,792,079

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $94,187,505)		$99,792,079
Cash		1,536,669
Interest receivable		1,347,237
Prepaid expenses		278

Total assets		102,676,263
LIABILITIES:
Payable for:
Investments purchased	1,629,510
Distributions to shareholders	360,504
Fund shares redeemed	12,186
Investment advisory fee	40,967
Transfer agent fee	10,547
Accrued expenses	39,310

Total liabilities		2,093,024

NET ASSETS:
Capital		95,600,001
Net accumulated realized loss on investment transactions		(621,336)
Net unrealized appreciation in value of investments		5,604,574

Net assets at value		$100,583,239

NET ASSET VALUE, offering price and redemption price per share ($100,583,239 ÷ 8,703,453 shares outstanding; unlimited number of shares authorized; no par value)		$11.56

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$4,038,241

Expenses:
Investment advisory fee	480,310
Transfer agent fee	123,764
Custodian expense	15,807
Professional fees	20,988
Trustees fees	13,326
Other expenses	20,386

Total expenses	674,581
Custodian expense reduction	(368)

Net expenses	674,213

Net investment income	3,364,028

Realized and unrealized gain/(loss) on investments:
Net realized gain	202,311
Net change in unrealized appreciation/depreciation	4,124,407

Net realized and unrealized gain on investments	4,326,718

Net increase in net assets resulting from operations	$7,690,746

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$3,364,028	$3,451,031
Net realized gain on investments	202,311	407,508
Net change in unrealized appreciation/depreciation	4,124,407	(613,152)

Net increase in net assets resulting from operations	7,690,746	3,245,387
Distributions from net investment income	(3,364,028)	(3,451,031)
Net fund share transactions (Note 4)	4,516,305	(3,013,841)

Total increase/(decrease)	8,843,023	(3,219,485)
Net assets:
Beginning of year	91,740,216	94,959,701

End of year	$100,583,239	$91,740,216

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011		2010	2009	2008
Net asset value, beginning of year	$11.04	$11.04		$10.71	$10.77	$10.87

Income from investment operations:
Net investment income	0.40	0.41		0.40	0.41	0.41
Net gains/(losses) on securities, both realized and unrealized	0.52	0.00	(b)	0.33	(0.06)	(0.10)

Total from investment operations	0.92	0.41		0.73	0.35	0.31
Less distributions:
Distributions from net investment income	(0.40)	(0.41)		(0.40)	(0.41)	(0.41)

Net asset value, end of year	$11.56	$11.04		$11.04	$10.71	$10.77

Total return	8.44%	3.78%		6.92%	3.40%	2.87%
Net assets, end of year (in thousands)	$100,583	$91,740		$94,960	$92,222	$90,397
Ratio of net expenses to average net assets (a)	0.70%	0.69%		0.70%	0.70%	0.71%
Ratio of net investment income to average net assets	3.50%	3.68%		3.67%	3.90%	3.74%
Portfolio turnover	8.39%	6.38%		14.51%	7.62%	15.71%

(a)	Percentages are after Custodian reduction for which no recovery will be sought. Percentages before Custodian reduction were: .70% for 2012; .69% for 2011; .70% for 2010; .71% for 2009; and .72% for 2008.
(b)	Rounds to less than $.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
45.13% of Net Assets
Blount County Public Building Authority	4.000%	06/01/2020	Aa2/AA-*	$150,000	$169,404
Cross Anchor TN Utility District	4.250	12/01/2015	AA-*	65,000	71,811
Cross Anchor TN Utility District	4.250	12/01/2016	AA-*	65,000	73,423
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	145,537
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AA-*	105,000	111,188
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	436,528
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA-*	50,000	56,855
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	Aa2/AA@	50,000	53,326
Knoxville TN Electric Revenue — Series V	4.750	07/01/2021	Aa2/AA+*	150,000	150,032
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	139,965
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	241,718
Madison County TN Refunding — School and Public Improvement	5.000	04/01/2018	Aa2/AA-*	175,000	195,270
Memphis-Shelby TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aa3/AA-*/A+@	500,000	507,585
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	318,384
Memphis TN — Series A	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	228,742
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa2/BBB*/AA-@	155,000	158,481
Metro Government Nashville & Davidson County TN	5.000	01/01/2019	Aa1/AA*	160,000	175,755
Metro Nashville Airport Authority — Series A	4.500	07/01/2014	Aa3/AA-*	250,000	267,953
New Market Utility District Jefferson County TN Waterworks	3.500	06/01/2015	Aa3/AA-*	100,000	107,181
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	Aa3/AA-*	100,000	110,411
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2017	Aa3/AA-*	100,000	112,426
Polk County TN Refinancing	5.000	05/01/2020	Aa3	150,000	171,248
Robertson County School	4.000	06/01/2020	Aa3/AA-*	250,000	281,060
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA-*	100,000	114,607
Sevier County TN Public Building Authority	4.000	03/01/2014	AA-*	100,000	105,561
Shelby County TN Refunding — Series A	5.000	04/01/2018	Aa1/AA+*	100,000	111,277
Shelby County Health Education	5.250	09/01/2020	Aa3/AA-*	400,000	456,911
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	218,666
Washington County TN Refunding-School and Public Improvement	5.000	04/01/2016	Aa2	125,000	136,736

					5,428,041
GENERAL OBLIGATION BONDS
18.33% of Net Assets
Claiborne County TN Public Improvement — Series A	5.000	04/01/2017	A+*	170,000	198,740
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	120,257
Metro Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa1/AA*	250,000	294,743
Metro Government Nashville & Davidson County	5.000	01/01/2019	Aa1/AA*	200,000	238,958
Rhea County TN	3.000	04/01/2018	A1	200,000	216,250
Sevier County TN Public Building Authority	5.000	06/01/2018	AA-*	150,000	179,172
Sevier County TN Public Building Authority	5.000	06/01/2019	AA-*	100,000	118,206
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	211,314
Tennessee State — Series A	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	384,295
Unicoi County TN Refunding	5.250	04/01/2019	A1/A+*	200,000	242,424

					2,204,359
PREREFUNDED BONDS
15.77% of Net Assets
Maury County TN School & Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,081,490
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	496,319
Memphis TN Electric System Revenue — Series A	5.000	12/01/2015	Aa2/AA+*/AA+@	300,000	319,148

					1,896,957
LEASE REVENUE BONDS
6.00% of Net Assets
Chattanooga TN Electric Revenue — Series A	5.000	09/01/2021	AA*/AA@	400,000	470,367
Memphis-Shelby County TN Airport — Federal Express Corporation	5.050	09/01/2012	Baa1/BBB*	250,000	251,603

					721,970

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

MUNICIPAL UTILITY REVENUE BONDS
5.34% of Net Assets
Harpeth Valley Utilities District	5.000%	03/01/2014	A1	$250,000	$251,425
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	108,360
Metropolitan Government Nashville & Davidson County Water & Sewer	5.250	01/01/2019	Aa2/AA-*/AA-@	125,000	153,601
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	129,094

					642,480
STATE AND LOCAL MORTGAGE REVENUE BONDS
4.50% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	145,000	152,095
TN Housing Development Agency — Series 1B	4.800	07/01/2024	Aa1/AA+*	270,000	285,082
TN Housing Development Agency Homeownership Program — 2	2.950	01/01/2015	Aa1/AA+*	100,000	103,752

					540,929
PUBLIC FACILITIES REVENUE BONDS
3.85% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500	06/01/2015	AA+*	200,000	215,504
Metropolitian Government Nashville Davidson County Convention	5.000	07/01/2015	A1/A*	125,000	138,393
Metropolitan Government Nashville & Davidson County Convention	3.750	07/01/2018	A1/A*	100,000	109,087

					462,984

Total Investments (cost $11,383,479) (See (a) below for further explanation) 98.92% of Net Assets					$11,897,720

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$523,598
Unrealized depreciation	(9,357)

Net unrealized appreciation	$514,241

Cost for Federal Income Tax purposes is $11,599,873 and differs from fair value by net unrealized appreciation of $297,847.

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,897,720
Level 3	Significant Unobservable Inputs	—

$11,897,720

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $11,383,479)		$11,897,720
Cash		704
Defaulted securities receivable		23,606
Interest receivable		129,778

Total assets		12,051,808
LIABILITIES:
Payable for:
Distributions to shareholders	5,996
Fund shares redeemed	1,473
Investment advisory fee	4,777
Transfer agent fee	1,496
Trustees fees	797
Notes payable	3,001
Accrued expenses	8,013

Total liabilities		25,553

NET ASSETS:
Capital		11,824,416
Net accumulated realized loss on investment transactions		(312,402)
Net unrealized appreciation in value of investments		514,241

Net assets at value		$12,026,255

NET ASSET VALUE, offering price and redemption price per share ($12,026,255 ÷ 1,092,268.176 shares outstanding; unlimited number of shares authorized; no par value)		$11.01

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$321,540

Expenses:
Investment advisory fee	52,247
Transfer agent fee	16,253
Custodian expense	5,676
Professional fees	8,261
Pricing fees	4,500
Trustees fees	1,436
Other expenses	2,670

Total expenses	91,043
Custodian expense reduction	(43)

Net expenses	91,000

Net investment income	230,540

Realized and unrealized gain/(loss) on investments:
Net realized loss	(88)
Net change in unrealized appreciation/depreciation	145,377

Net realized and unrealized gain on investments	145,289

Net increase in net assets resulting from operations	$375,829

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$230,540	$249,321
Net realized gain/(loss) on investments	(88)	64,546
Net change in unrealized appreciation/depreciation	145,377	(57,991)

Net increase in net assets resulting from operations	375,829	255,876
Distributions from net investment income	(230,540)	(249,321)
Net fund share transactions (Note 4)	1,991,828	(230,591)

Total increase/(decrease)	2,137,117	(224,036)
Net assets:
Beginning of year	9,889,138	10,113,174

End of year	$12,026,255	$9,889,138

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.85	$10.82	$10.54	$10.31	$10.32

Income from investment operations:
Net investment income	0.24	0.26	0.28	0.31	0.31
Net gains/(losses) on securities, both realized and unrealized	0.16	0.03	0.28	0.23	(0.01)

Total from investment operations	0.40	0.29	0.56	0.54	0.30
Less distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.28)	(0.31)	(0.31)

Net asset value, end of year	$11.01	$10.85	$10.82	$10.54	$10.31

Total return	3.74%	2.72%	5.39%	5.31%	2.90%
Net assets, end of year (in thousands)	$12,026	$9,889	$10,113	$9,075	$10,335
Ratio of net expenses to average net assets (a)	0.87%	0.80%	0.81%	0.82%	0.81%
Ratio of net investment income to average net assets	2.21%	2.40%	2.63%	2.97%	2.96%
Portfolio turnover	1.86%	18.32%	16.16%	15.00%	22.22%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought. Expenses waived by Adviser and custodian were: 0% and 0% for 2012; .02% and 0% for 2011; .02% and 0% for 2010; 0% and .04% for 2009; and 0% and .05% for 2008, respectively.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

FEDERAL FARM CREDIT
59.82% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,420,216
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,492,694
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,494,073
Federal Farm Credit Bank	3.850	05/20/2021	Aaa/AA+*/AAA@	500,000	511,892
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AA+*/AAA@	1,550,000	1,700,579
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,878,458
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AA+*/AAA@	1,900,000	1,995,127
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	456,327
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AA+*/AAA@	500,000	501,600

					15,450,966
FEDERAL HOME LOAN BANK
27.36% of Net Assets
Federal Home Loan Bank	2.700	03/21/2022	Aaa/AA+*	1,500,000	1,510,711
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	568,766
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,238,219
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	620,925
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,607,028
Federal Home Loan Bank	5.550	06/19/2023	Aaa/AA+*	500,000	521,841

					7,067,490
FEDERAL HOME LOAN MORTGAGE
5.53% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,428,436

					1,428,436
STUDENT LOAN MARKETING ASSOCIATION
3.89% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,005,992

					1,005,992

TOTAL GOVERNMENT AGENCIES					24,952,884

INVESTMENT FUND
2.48% of Net Assets
US Bank U.S. Treasury Money Market Fund				639,403	639,403

					639,403

Total Investments (cost $24,107,798) (See (a) below for further explanation) 97.20% of Net Assets					$25,592,287

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,484,489
Unrealized depreciation	—

Net unrealized appreciation	$1,484,489

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Securiity Valuation in the accompanying Notes to Financial Statements.

	Valuation Inputs	Investment Fund	Government Agencies	Total

Level 1	Quoted Prices	$639,403	$—	$639,403
Level 2	Other Significant Observable Inputs	—	24,952,884	24,952,884
Level 3	Significant Unobservable Inputs	—	—	—

				$25,592,287

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $24,107,798)		$25,592,287
Cash		1,658
Interest receivable		268,062
Prepaid expenses		2,845

Total assets		25,864,852
LIABILITIES:
Payable for:
Distributions to shareholders	16,065
Fund shares redeemed	2,797
Investment advisory fee	4,249
Transfer agent fee	5,700
Accrued expenses	5,782

Total liabilities		34,593

NET ASSETS:
Capital		24,431,223
Net accumulated realized loss on investment transactions		(85,453)
Net unrealized appreciation in value of investments		1,484,489

Net assets at value		$25,830,259

NET ASSET VALUE, offering price and redemption price per share ($25,830,259 ÷ 2,440,854 shares outstanding; unlimited number of shares authorized; no par value)		$10.58

STATEMENT OF OPERATIONS

For the year ended June 30, 2012

Net investment income:
Interest income	$970,312

Expenses:
Investment advisory fee	51,610
Transfer agent fee	39,362
Custodian expense	8,048
Professional fees	5,672
Printing	10,000
Trustees fees	3,598
Other expenses	14,838

Total expenses	133,128
Custodian expense reduction	(95)

Net expenses	133,033

Net investment income	837,279

Realized and unrealized gain/(loss) on investments:
Net realized gain	11,485
Net change in unrealized appreciation/depreciation	1,563,467

Net realized and unrealized gain on investments	1,574,952

Net increase in net assets resulting from operations	$2,412,231

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2012 and 2011

	2012	2011
Operations:
Net investment income	$837,279	$1,125,601
Net realized gain on investments	11,485	9,157
Net change in unrealized appreciation/depreciation	1,563,467	(1,164,961)

Net increase/(decrease) in net assets resulting from operations	2,412,231	(30,203)
Distributions from net investment income	(837,279)	(1,125,601)
Net fund share transactions (Note 4)	(748,612)	(15,893,548)

Total increase	826,340	(17,049,352)
Net assets:
Beginning of year	25,003,919	42,053,271

End of year	$25,830,259	$25,003,919

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$9.96	$10.24	$10.05	$9.93	$9.66

Income from investment operations:
Net investment income	0.34	0.35	0.44	0.46	0.48
Net gains/(losses) on securities, both realized and unrealized	0.62	(0.28)	0.19	0.12	0.27

Total from investment operations	0.96	0.07	0.63	0.58	0.75
Less distributions:
Distributions from net investment income	(0.34)	(0.35)	(0.44)	(0.46)	(0.48)

Net asset value, end of year	$10.58	$9.96	$10.24	$10.05	$9.93

Total return	9.72%	0.71%	6.38%	5.99%	7.88%
Net assets, end of year (in thousands)	$25,830	$25,004	$42,053	$25,431	$23,132
Ratio of net expenses to average net assets (a)	0.52%	0.46%	0.47%	0.47%	0.49%
Ratio of net investment income to average net assets	3.25%	3.48%	4.30%	4.62%	4.85%
Portfolio turnover	8.94%	72.86%	56.38%	30.35%	33.21%

(a)	Percentages are after custodian reduction for which no recovery will be sought. Percentages before custodian reduction were: . 52% for 2012; .46% for 2011; .47% for 2010; .49% for 2009, and .51% for 2008.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

INSURED MUNICIPAL BONDS
22.06% of Net Assets
Armstrong School District PA Build America — Series A	7.000%	03/15/2041	AA-*	$750,000	$873,240
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	111,823
Bexar County TX Revenue Bonds Venue Project — Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	310,873
Coffee County TN Public Building Authority Build America	7.200	06/01/2044	AA-*	350,000	403,633
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3/AA-*	40,000	46,866
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	166,898
Lincoln AL Build America Bonds Recovery Zone Economic Development	6.800	06/01/2040	AA-*	500,000	541,925
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	132,266
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	Aa3/AA-*/A+@	250,000	278,128
Scottsboro AL Build America	6.400	11/01/2040	Aa3/AA-*	250,000	282,333
Selma AL Taxable Pension Obligation Warrants	5.820	07/01/2031	AA-*	350,000	390,485

					3,538,470
GENERAL OBLIGATION BONDS
18.44% of Net Assets
Carroll TX Independent School District Build America	6.676	02/15/2034	Aa2/AA+*	100,000	114,874
Circleville OH City School District Build America	6.300	11/01/2040	Aa2	100,000	117,471
East Bethel MN Build America Bonds Utilities — Series B	7.000	02/01/2040	Aa3	250,000	300,225
Edgewood OH City School District Build America	7.500	12/01/2037	Aa3/A+*	100,000	120,145
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	287,500
Montgomery AL Build America Recovery Zone Economic	5.600	02/01/2035	Aa2/AA+*	500,000	554,315
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	124,099
Pigeon Forge TN Build America Recovery Zone Economic	7.125	06/01/2040	AA*	300,000	380,931
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	850,942
Talladega County AL Build America Recovery Zone	5.600	04/01/2040	Aa3	100,000	107,329

					2,957,831
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.92% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	461,564
Colorado State Certificates of Participation Build America	6.450	09/15/2039	Aa2/AA-*	50,000	57,359
Denver County Public Schools Certificates of Participation	7.017	12/15/2037	Aa3/A+*	140,000	179,210
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	597,960
Grand Junction CO Certificates of Participation Build America	7.650	12/01/2040	A+*	50,000	58,788
Las Vegas NV Certificates of Participation	7.800	09/01/2039	Aa3/AA-*/AA-@	60,000	71,409
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	884,850
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA-*	500,000	562,950

					2,874,090
LEASE REVENUE BONDS
14.93% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA+*	250,000	297,118
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	282,263
KY State Property & Buildings Build America — Series C	5.921	11/01/2030	Aa3/A+*/AA-@	250,000	279,015
Metropolitan Government Nashville & Davidson County TN Build America	7.431	07/01/2043	A1/A*	160,000	201,190
OK Development Finance Authority Lease Revenue Taxable	5.650	06/01/2041	AA*/AA@	410,000	447,466
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	432,972
West Knox Utilities District Knox County TN Water & Sewer	6.900	06/01/2040	AA+*	400,000	454,827

					2,394,851
MUNICIPAL UTILITY REVENUE BONDS
11.22% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA-*	500,000	569,465
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*/AA@	250,000	309,635
Heber Light & Power Company UT Electric Revenue Build America	7.000	12/15/2030	Aa3/AA-@	500,000	541,395
Metropolitan Government Nashville & Davidson County TN Water	6.693	07/01/2041	Aa3/AA-*	200,000	268,254
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	111,856

					1,800,605

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100% of Net Assets

June 30, 2012

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value

PUBLIC FACILITIES REVENUE BONDS
5.97% of Net Assets
Dallas Convention Center Hotel Development Corporation	7.088%	01/01/2042	A1/A+*	$210,000	$251,053
Franklin County OH Convention Facilities Authority Build America	6.540	12/01/2036	Aa2/AA*	390,000	458,773
Metro Government Nashville & Davidson County TN Sports	5.231	07/01/2033	Aa2/AA-*	100,000	106,584
Metropolitan Government Nashville & Davidson County TN	6.731	07/01/2043	Aa2/A*	125,000	141,261

					957,671
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.92% of Net Assets
Maine Health & Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	200,000	242,316
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	280,935
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	105,773

					629,024
TURNPIKE ROAD REVENUE
2.15% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa1/AA-*/AA-@	300,000	344,562

					344,562
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.98% of Net Assets
Virginia State Housing Development Authority Taxable Rental	5.251	01/01/2039	Aa1/AA+*	300,000	317,898

					317,898

Total Investments (cost $14,081,414) (See (a) below for further explanation) 98.59% of Net Assets					$15,815,002

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from fair value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,745,159
Unrealized depreciation	(11,571)

Net unrealized appreciation	$1,733,588

Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	15,815,002
Level 3	Significant Unobservable Inputs	—

$15,815,002

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012

ASSETS:
Investments in securities, at fair value (Cost: $14,081,414)		$15,815,002
Cash		126,448
Interest receivable		199,947
Prepaid expenses		5,261

Total assets		16,146,658
LIABILITIES:
Payable for:
Investments purchased	60,751
Distributions to shareholders	34,588
Investment advisory fee	6,458
Transfer agent fee	1,949
Trustees fees	580

Total liabilities		104,326

NET ASSETS:
Capital		14,329,637
Accumulated net investment income		217
Net accumulated realized loss on investment transactions		(21,110)
Net unrealized appreciation in value of investments		1,733,588

Net assets at value		$16,042,332

NET ASSET VALUE, offering price and redemption price per share ($16,042,332 ÷ 1,482,662 shares outstanding; unlimited number of shares authorized; no par value)		$10.82

STATEMENT OF OPERATIONS

For year ended June 30, 2012

Net investment income:
Interest income	$816,273

Expenses:
Investment advisory fee	70,687
Transfer agent fee	21,326
Custodian expense	5,342
Professional fees	3,428
Pricing	8,000
Trustees fees	1,933
Other expenses	9,678

Total expenses	120,394
Fees waived by Adviser	(943)
Custodian expense reduction	(58)

Net expenses	119,393

Net investment income	696,880

Realized and unrealized gain/loss on investments:
Net change in unrealized appreciation/depreciation	1,483,917

Net realized and unrealized gain on investments	1,483,917

Net increase in net assets resulting from operations	$2,180,797

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the year ended June 30, 2012 and the period ended June 30, 2011*

	2012	2011*
Operations:
Net investment income	$696,880	$457,937
Net realized gain/(loss) on investments	—	(21,110)
Net change in unrealized appreciation/depreciation	1,483,917	249,671

Net increase in net assets resulting from operations	2,180,797	686,498
Distributions from net investment income	(696,663)	(457,937)
Net fund share transactions (Note 4)	3,686,285	10,643,352

Total increase	5,170,419	10,871,913
Net assets:
Beginning of period	10,871,913	—
End of period	$16,042,332	$10,871,913

Accumulated net investment income	$217	$—

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the year ended June 30, 2012	For the period ended June 30, 2011*
Net asset value, beginning of period	$9.65	$10.00

Income from investment operations:
Net investment income	0.52	0.34
Net gains/(losses) on securities, both realized and unrealized	1.17	(0.35)

Total from investment operations	1.69	(0.01)
Less distributions:
Distributions from net investment income	(0.52)	(0.34)

Net asset value, end of period	$10.82	$9.65

Total return	17.77%	0.04%	(b)
Net assets, end of period (in thousands)	$16,042	$10,872
Ratio of net expenses to average net assets (a)	0.85%	0.49%	(c)
Ratio of net investment income to average net assets	4.95%	3.71%	(c)
Portfolio turnover	0.00%	89.93%	(c)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser		Custodian
.01%	(c)	0%	(c)	For the period ended June 30, 2011*
.01%		0%		For the year ended June 30, 2012

*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series and the Taxable Municipal Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the eight state tax-free funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of a matrix pricing model which takes into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1.	Organization and Significant Accounting Policies, continued

identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or not market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2012, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognized transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the period ending June 30, 2012.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2012. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

1.	Organization and Significant Accounting Policies, continued

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series
North Carolina Tax-Free Short-to-Medium Series
Tennessee Tax-Free Short-to-Medium Series
Intermediate Government Bond Series
Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series
Kentucky Tax-Free Income Series
Mississippi Tax-Free Income Series
North Carolina Tax-Free Income Series
Tennessee Tax-Free Income Series

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, for the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond Series, the Funds have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. For the Intermediate Government Bond Series, the Fund has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets. Prior to March 1, 2011 the Alabama, Kentucky, Mississippi, North Carolina, Tennessee, and the Taxable Municipal Bond

Series, paid to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets in excess of $500,000,000.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2012, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$22,407
Mississippi Tax-Free Income Series	18,832
Taxable Municipal Bond Series	943

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

3.	Purchases and Sales of Securities

During the year ended June 30, 2012, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$2,672,953	$1,674,509
Kentucky Tax-Free Income Series	119,502,649	78,671,257
Kentucky Tax-Free Short-to-Medium Series	19,494,666	3,996,848
Mississippi Tax-Free Income Series	1,606,668	685,296
North Carolina Tax-Free Income Series	13,958,939	4,728,401
North Carolina Tax-Free Short-to-Medium Series	4,954,654	2,801,794
Tennessee Tax-Free Income Series	13,445,033	7,969,883
Tennessee Tax-Free Short-to-Medium Series	2,483,656	190,000
Intermediate Government Bond Series	2,247,125	3,191,580
Taxable Municipal Bond Series	3,722,156	—

4.	Capital Shares

At June 30, 2012 and 2011, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	188,379	$2,308,608	295,284	$3,467,858
Shares reinvested	32,781	400,946	38,791	451,997
Shares redeemed	(186,821)	(2,255,059)	(208,099)	(2,429,265)
Net increase	34,339	$454,495	125,976	$1,490,590

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	12,628,466	$99,622,755	15,874,005	$20,805,735
Shares reinvested	2,824,157	22,312,335	2,782,785	21,133,737
Shares redeemed	(9,118,696)	(71,877,445)	(16,316,268)	(124,100,438)
Net increase	6,333,927	$50,057,645	2,340,522	$17,839,034

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	5,461,238	$29,954,333	4,446,234	$23,941,652
Shares reinvested	237,712	1,312,023	218,910	1,177,937
Shares redeemed	(2,960,612)	(16,311,945)	(4,149,834)	(22,257,404)
Net increase	2,738,338	$14,954,411	515,310	$2,862,184

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

4.	Capital Shares, continued

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	108,782	$1,288,526	94,828	$1,067,255
Shares reinvested	9,387	111,323	12,803	144,939
Shares redeemed	(38,842)	(461,594)	(99,309)	(1,116,014)
Net increase	79,327	$938,255	8,322	$96,180

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,601,304	$18,387,740	1,255,466	$13,738,763
Shares reinvested	160,526	1,834,791	175,789	1,911,216
Shares redeemed	(1,041,946)	(11,818,454)	(1,537,280)	(16,654,703)
Net increase/(decrease)	719,884	$8,404,077	(106,025)	$(1,004,724)

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	448,118	$5,003,359	822,857	$8,957,526
Shares reinvested	33,220	370,190	32,281	350,979
Shares redeemed	(297,998)	(3,305,006)	(315,093)	(3,432,375)
Net increase	183,340	$2,068,543	540,045	$5,876,130

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,125,114	$12,822,015	991,217	$10,934,026
Shares reinvested	164,815	1,885,305	169,356	1,860,689
Shares redeemed	(899,434)	(10,191,015)	(1,447,207)	(15,808,556)
Net increase/(decrease)	390,495	$4,516,305	(286,634)	$(3,013,841)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	244,908	$2,694,660	261,014	$2,830,609
Shares reinvested	14,132	155,241	15,519	168,348
Shares redeemed	(78,025)	(858,073)	(300,341)	(3,229,548)
Net increase/(decrease)	181,015	$1,991,828	(23,808)	$(230,591)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2012		Year Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	175,111	$1,813,245	198,575	$1,993,251
Shares reinvested	59,439	623,150	68,351	687,043
Shares redeemed	(305,067)	(3,185,007)	(1,863,726)	(18,573,842)
Net decrease	(70,517)	$(748,612)	(1,596,800)	$(15,893,548)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

4.	Capital Shares, continued

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2012		*Period Ended June 30, 2011
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	340,717	$3,518,945	1,831,276	$17,353,159
Shares reinvested	24,087	253,910	5,247	50,193
Shares redeemed	(8,234)	(86,570)	(710,431)	(6,760,000)
Net increase	356,570	$3,686,285	1,126,092	$10,643,352

*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Post-effective no expiration long-term capital losses: Mississippi Tax-Free Income Series $22,265

As of June 30, 2012, the Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and the Taxable Municipal Bond Series have capital loss carry-forwards which are available to offset future capital gains, if any. As of June 30, 2012, the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series do not have any capital loss carry-forwards.

The capital loss carry-forwards expire as follows:

	2013	2014	2015	2016	2017	2018	2019	Total
Kentucky Tax-Free Short-to-Medium Series	$—	$43,550	$446,645	$227,932	$223,976	$—	$—	$942,103
Tennessee Tax-Free Income Series		—	—	—	—	621,337	—	621,337
Tennessee Tax-Free Short-to-Medium Series	—	—	72,288	23,418	—	—	—	95,706
Intermediate Government Bond Series	2	64,307	21,143	—	—	—		85,452
Taxable Municipal Bond Series	—	—	—	—	—	—	21,110	21,110

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

6.	Federal Income Taxes, continued

During the year ended June 30, 2012, the following Funds utilized capital loss carry-forwards as follows:

Amount
Alabama Tax-Free Income Series	$37,041
Kentucky Tax-Free Short-to-Medium Series	88,570
North Carolina Tax-Free Income Series	138,890
North Carolina Tax-Free Short-to-Medium Series	46,841
Tennessee Tax-Free Income Series	202,311
Tennessee Tax-Free Short-to-Medium Series	214
Intermediate Government Bond Series	7,792

During the year ended June 30, 2012 the Mississippi Tax-Free Income Series had expiration of a capital loss carry forward of $16,068.

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2012 as follows:

Post October Losses
Tennessee Tax-Free Short-to-Medium Series	$(302)

At June 30, 2012, the effect of permanent book to tax differences resulted in increases and decreases to the components of net assets as follows:

	Accumulated Net Investment Income	Accumulated Net Realized Losses	Capital
Mississippi Tax-Free Income Series	$16,068	$(16,068)	$—
Intermediate Government Bond Series	—	28,054	(28,054)

The tax character of distributions paid for the periods ended June 30, 2012 and 2011 were as follows:

	2012			2011
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$781,226	$—	$12,037	$774,546	$—	$—
Kentucky Tax-Free Income Series	34,105,207	58,958	3,685,303	33,202,621	3,723	2,192,264
Kentucky Tax-Free Short-to-Medium Series	1,911,427	—	—	1,714,591	—	—
Mississippi Tax-Free Income Series	235,664	—	16,068	242,439	—	—
North Carolina Tax-Free Income Series	2,780,923	—	—	2,813,638	—	—
North Carolina Tax-Free Short-to-Medium Series	495,128	—	—	457,012	—	—
Tennessee Tax-Free Income Series	3,364,028	—	—	3,451,031	—	—
Tennessee Tax-Free Short-to-Medium Series	230,540	—	—	249,321	—	—
Intermediate Government Bond Series	—	837,279	—	—	1,125,601	—
Taxable Municipal Bond Series	—	696,663	—	—	457,937	—

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

6.	Federal Income Taxes, continued

At June 30, 2012, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long Term Capital Gain	Net Unrealized Appreciation/ Depreciation Investments
Alabama Tax-Free Income	$—	$98,883	$15,769	$1,341,821
Kentucky Tax-Free Income	37,796	3,531,740	41,247	69,292,400
Kentucky Tax-Free Short-to-Medium	—	44,838		5,013,549
Mississippi Tax-Free Income	—	52,001		434,846
North Carolina Tax-Free Income	—	224,371	131,685	4,906,703
North Carolina Tax-Free Short-to-Medium	—	8,731	31,376	1,158,054
Tennessee Tax-Free Income	—	360,503		5,604,574
Tennessee Tax-Free Short-to-Medium	—	5,996		297,847
Intermediate Government Bond	16,063			1,484,489
Taxable Municipal Bond Series	34,805			1,733,588

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings
Alabama Tax-Free Income		$(98,460)	$1,358,013
Kentucky Tax-Free Income		(3,484,260)	69,418,923
Kentucky Tax-Free Short-to-Medium	$(942,103)	(44,839)	4,071,445
Mississippi Tax-Free Income	(22,265)	(35,727)	428,855
North Carolina Tax-Free Income		(220,966)	5,041,793
North Carolina Tax-Free Short-to-Medium		(8,731)	1,189,430
Tennessee Tax-Free Income	(621,337)	(360,504)	4,983,236
Tennessee Tax-Free Short-to-Medium	(96,008)	(5,996)	201,839
Intermediate Government Bond	(85,452)	(16,064)	1,399,036
Taxable Municipal Bond Series	(21,110)	(34,588)	1,712,695

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any, that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be immaterial.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. The agreement expires on September 30, 2012, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2012

8.	Line of Credit Agreement and Custodian Agreement, continued

At June 30, 2012 the Funds had an unused line of credit amount of $24,997,000. During the year ended June 30, 2012, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund were as follows:

Weighted Average Borrowings
Alabama Tax-Free Income Series	$954
Kentucky Tax Free Income Series	32,948
Kentucky Tax-Free Short-to-Medium Series	3,388
Mississippi Tax-Free Income Series	—
North Carolina Tax-Free Income Series	6,186
North Carolina Tax-Free Short-to-Medium Series	8,142
Tennessee Tax-Free Income Series	9,770
Tennessee Tax-Free Short-to-Medium Series	16
Taxable Municipal Bond Series	—
Intermediate Government Bond Series	683

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of Funds’ expenses by the amount shown on the Statement of Operation as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds, comprised of Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series (collectively, the Funds), as of June 30, 2012, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Dupree Mutual Funds at June 30, 2012, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years or periods then ended indicated above, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 23, 2012

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2012

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 81	President	Annual Term; 33 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	KY Historical Society Foundation
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 61	Compliance Officer	Annual Term; 8 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 49	Executive Vice President	Annual Term; 7 years of service	President, Dupree & Company, Inc.	N/A	International Book Project, Inc.
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 51	Vice President, Secretary, Treasurer	Annual Term; 14 years of service as Vice President, 12 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 52	Assistant Secretary	Annual Term; 19 years of service	Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 72	Chairman, Trustee	Annual Term; 11 years of service as Chairman; 23 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio and Freedom Dodge, Lexington, KY	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 49	Trustee	One Year Term; 5 Years of Service	Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (executive office space rental)	10	Advisory Board, Community Trust Bank; President/ Director Global Workspace Association International; Vice President, Director, Preferred Office Network, LLC
Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 75	Trustee	Annual Term; 16 years of service	Alexander Farms, farming	10	KY Natural Lands Trust, Bluegrass Conservancy
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 68	Trustee	Annual Term; 10 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2012

Trustee and officer information, continued

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 60	Trustee	Annual Term; First year of service	Rosenstein Development, LLC (self-employed marketing consultant)	10	Trustee, Transylvania University, KY Historical Society
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 54	Trustee	Annual Term; First year of service	Vice President for Finance and Business, Transylvania University 2009 to date; Treasurer, University of Kentucky 2008-2009; Controller, University of Kentucky 2004-2008	10	Director, Bank of the Bluegrass

As of June 30, 2012, none of the Trustees nor members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2011, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2012

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2011” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2012	Beginning Account Value January 1, 2012*	Ending Account Value June 30, 2012**	Expenses Paid During the Six Months Ended June 30, 2012
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$1,017.75	$3.49
Hypothetical	.70	1,000.00	1,024.86	3.50
Kentucky Tax-Free Income Series
Actual	.56	1,000.00	1,015.12	2.82
Hypothetical	.56	1,000.00	1,024.86	2.84
Kentucky Tax-Free Short-to-Medium Series
Actual	.72	1,000.00	1,006.27	3.61
Hypothetical	.72	1,000.00	1,024.86	3.64
Mississippi Tax-Free Income Series
Actual	.65	1,000.00	1,015.96	3.24
Hypothetical	.65	1,000.00	1,024.86	3.25
North Carolina Tax-Free Income Series
Actual	.71	1,000.00	1,016.71	3.57
Hypothetical	.71	1,000.00	1,024.86	3.58
North Carolina Tax-Free Short-to-Medium Series
Actual	.79	1,000.00	1,014.70	3.97
Hypothetical	.79	1,000.00	1,024.86	3.99
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,014.22	3.50
Hypothetical	.70	1,000.00	1,024.86	3.52
Tennessee Tax-Free Short-to-Medium Series
Actual	.90	1,000.00	1,005.22	4.47
Hypothetical	.90	1,000.00	1,024.86	4.51

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2012

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2012	Beginning Account Value January 1, 2012*	Ending Account Value June 30, 2012**	Expenses Paid During the Six Months Ended June 30, 2012
Intermediate Government Bond Series
Actual	.53%	$1,000.00	$1,008.85	$2.66
Hypothetical	.53	1,000.00	1,024.90	2.68
Taxable Municipal Bond Series
Actual	.90	1,000.00	1,022.48	4.52
Hypothetical	.90	1,000.00	1,024.86	4.52

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [182/366] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. The full text of the Code of Ethics is attached hereto as Exhibit 12(a)(1). There have been no waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3. Audit Committee Financial Expert: Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services: This information is incorporated by reference in the registrant’s definitive proxy statement to be filed within 120 days after June 30, 2012.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On August 24, 2012 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 24, 2012 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1)	Code of Ethics

(2)	Certifications

(3)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas P. Dupree, Sr.,
President

Date: August 24, 2012

By:	/s/ Michelle M. Dragoo,
Vice President, Secretary, Treasurer

Date: August 24, 2012